AST CORE FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 103.6%
Affiliated Mutual Fund — 4.8%
Fixed Income
AST PGIM Fixed Income Central Portfolio* (cost $195,731,001)(wa)	17,234,477	$203,366,823

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 12.4%
Automobiles — 2.3%
American Credit Acceptance Receivables Trust,
Series 2024-04, Class C, 144A
4.910%	08/12/31	2,228	2,238,595
Series 2025-01, Class D, 144A
5.540%	08/12/31	2,500	2,531,589
Series 2025-02, Class C, 144A
5.110%	03/12/31	1,900	1,915,703
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	1,800	1,834,093
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	360	360,434
Series 2024-A, Class A2, 144A
5.300%	11/15/32	534	537,797
AutoNation Finance Trust,
Series 2025-01A, Class B, 144A
5.030%	08/12/30	2,000	2,037,622
Series 2025-01A, Class C, 144A
5.190%	12/10/30	900	916,649
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,300	5,269,063
Series 2023-02A, Class A, 144A
5.200%	10/20/27	800	806,765
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,400	1,447,934
Series 2024-03A, Class A, 144A
5.230%	12/20/30	2,740	2,824,900
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	499	507,884
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	193	196,648
Bridgecrest Lending Auto Securitization Trust,
Series 2024-04, Class D
5.230%	08/15/30	2,250	2,264,645
Series 2025-01, Class D
5.640%	11/15/30	3,750	3,818,010
Series 2025-02, Class B
4.810%	08/15/29	3,710	3,729,835
CarMax Select Receivables Trust,
Series 2025-A, Class C
5.460%	07/15/31	5,100	5,212,669
Chesapeake Funding II LLC,
Series 2023-01A, Class A1, 144A
5.650%	05/15/35	923	928,413
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	587	$594,192
Citizens Auto Receivables Trust,
Series 2024-01, Class A4, 144A
5.030%	10/15/30	1,255	1,269,186
Consumer Portfolio Services Auto Trust,
Series 2025-B, Class C, 144A
5.120%	07/15/31	2,535	2,556,825
DT Auto Owner Trust,
Series 2023-02A, Class B, 144A
5.410%	02/15/29	31	30,680
Series 2023-02A, Class D, 144A
6.620%	02/15/29	2,000	2,048,118
Enterprise Fleet Financing LLC,
Series 2023-01, Class A3, 144A
5.420%	10/22/29	1,650	1,672,231
Exeter Automobile Receivables Trust,
Series 2025-02A, Class D
5.890%	07/15/31	5,100	5,233,435
Series 2025-04A, Class B
4.400%	05/15/30	590	592,232
Flagship Credit Auto Trust,
Series 2022-03, Class B, 144A
4.690%	07/17/28	1,123	1,122,337
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	392,166
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	998,036
GLS Auto Receivables Issuer Trust,
Series 2024-04A, Class B, 144A
4.890%	04/16/29	1,045	1,052,914
Series 2024-04A, Class D, 144A
5.650%	07/15/30	3,025	3,090,330
Series 2025-01A, Class D, 144A
5.610%	11/15/30	3,400	3,470,900
Series 2025-02A, Class D, 144A
5.590%	01/15/31	3,600	3,664,731
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,200	3,218,890
Series 2023-03A, Class A, 144A
5.940%	02/25/28	4,470	4,553,512
Series 2025-02A, Class A, 144A
5.130%	09/25/31	935	947,715
Huntington Bank Auto Credit-Linked Notes,
Series 2025-02, Class B1, 144A
4.835%	09/20/33	3,983	3,993,174
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class B, 144A
5.350%	05/15/28	1,485	1,496,782
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	161	160,602
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	759,498
A1

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	$223,407
Series 2023-01A, Class A, 144A
5.410%	11/14/29	4,100	4,135,230
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	182	184,011
Santander Drive Auto Receivables Trust,
Series 2023-01, Class B
4.980%	02/15/28	65	65,478
Series 2023-03, Class C
5.770%	11/15/30	1,100	1,120,371
Series 2024-02, Class C
5.840%	06/17/30	500	511,526
Series 2024-05, Class D
5.140%	02/17/32	2,783	2,802,166
SBNA Auto Lease Trust,
Series 2024-A, Class A4, 144A
5.240%	01/22/29	750	754,864
Securitized Term Auto Receivables Trust (Canada),
Series 2025-A, Class B, 144A
5.038%	07/25/31	322	325,503
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class A4, 144A
5.470%	12/20/29	1,670	1,701,849
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	102,567
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	205,837
Series 2024-01A, Class B, 144A
5.380%	01/21/31	285	291,658
Westlake Automobile Receivables Trust,
Series 2023-01A, Class D, 144A
6.790%	11/15/28	1,900	1,951,003
			96,673,204
Collateralized Debt Obligation — 0.0%
MF1 Ltd.,
Series 2021-FL06, Class A, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
5.350%(c)	07/16/36	81	80,757
Collateralized Loan Obligations — 5.4%
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.655%(c)	01/20/38	4,500	4,518,533
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.685%(c)	07/20/37	6,000	6,019,200
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
5.874%(c)	04/28/37	5,000	5,019,579
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
2.809%(c)	04/25/34	EUR	1,722	$2,023,322
Avoca CLO DAC (Ireland),
Series 29A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
0.000%(c)	10/15/38	EUR	7,750	9,098,887
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2023-04A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)
6.825%(c)	10/21/36		3,375	3,382,560
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.698%(c)	10/16/37		11,000	11,030,049
Battalion CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.625%(c)	03/09/34		8,250	8,256,319
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.626%(c)	04/15/31	EUR	2,079	2,424,869
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.016%(c)	10/15/35	EUR	3,810	4,463,425
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.767%(c)	01/20/35		3,040	3,045,758
CBAMR Ltd. (Cayman Islands),
Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.812%(c)	10/17/38		2,750	2,758,250
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.675%(c)	10/20/37		8,750	8,783,575
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.709%(c)	07/18/37		6,750	6,768,521
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.729%(c)	10/22/37		8,500	8,531,416
Series 2023-12A, Class AR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.613%(c)	07/20/38		2,735	2,740,831
Goldentree Loan Management US CLO Ltd. (Cayman Islands),
Series 2021-09A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.825%(c)	04/20/37		4,500	4,518,308

A2

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Goldentree Loan Management US CLO Ltd. (United Kingdom),
Series 2022-15A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
6.725%(c)	10/20/36		4,570	$4,573,748
Golub Capital Partners CLO 43B Ltd. (Cayman Islands),
Series 2019-43A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.665%(c)	10/20/37		10,000	10,025,342
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.718%(c)	04/15/34		2,083	2,085,800
Harriman Park CLO Ltd. (Cayman Islands),
Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.632%(c)	07/20/38		10,000	10,030,185
Henley CLO DAC (Ireland),
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.556%(c)	04/25/39	EUR	5,000	5,898,029
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.274%(c)	10/19/38	EUR	5,000	5,865,066
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)
5.555%(c)	10/20/31		656	656,607
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.932%(c)	01/22/37		495	496,634
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.848%(c)	04/15/37		5,000	5,025,125
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.685%(c)	10/19/38		4,750	4,768,644
NGC Ltd. (United Kingdom),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.925%(c)	07/20/37		8,250	8,283,821
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.655%(c)	04/26/31		5	5,483
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
6.379%(c)	10/18/35		5,000	5,012,485
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class AR2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.645%(c)	01/20/38		4,500	4,518,059
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.649%(c)	01/18/38		8,750	$8,785,042
Polen Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.581%(c)	03/06/38		8,750	8,806,668
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.729%(c)	07/15/31		292	292,644
Rad CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.630%(c)	07/30/40		2,545	2,553,450
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.747%(c)	10/20/31		1,270	1,271,404
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.175%(c)	10/20/37		9,000	9,043,108
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.645%(c)	01/26/31		166	166,528
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.749%(c)	07/15/34		3,130	3,134,695
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.769%(c)	04/25/30	EUR	1,574	1,842,875
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
2.738%(c)	02/20/30	EUR	3,978	4,656,700
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.667%(c)	04/20/33		205	205,651
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.195%(c)	01/20/36		8,250	8,272,428
Trinitas CLO Ltd. (Bermuda),
Series 2023-22A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.625%(c)	03/20/38		9,000	9,040,741
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.179%(c)	10/18/37		8,000	8,033,842
				226,734,206

A3

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans — 1.1%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	2,500	$2,511,405
Series 2024-A, Class A, 144A
5.610%	02/15/29	1,320	1,326,022
Aqua Finance Issuer Trust,
Series 2025-A, Class C, 144A
5.810%	12/19/50	2,453	2,486,886
Series 2025-B, Class B, 144A
5.040%	05/17/51	1,675	1,694,961
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46	4,810	4,491,146
Cherry Securitization Trust,
Series 2025-01A, Class A, 144A
6.130%	11/15/32	1,350	1,371,923
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51	128	123,888
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class A3, 144A
5.020%	06/25/60	520	527,068
Island Finance Trust,
Series 2025-01A, Class A, 144A
6.540%	03/19/35	1,000	1,016,102
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	1,816	1,757,905
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 144A
1.860%	03/20/36	180	176,254
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,382	2,336,674
Series 2020-02A, Class A, 144A
1.750%	09/14/35	2,811	2,762,412
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.132%(c)	06/16/36	1,756	1,759,163
Series 2022-02A, Class A, 144A
4.890%	10/14/34	602	602,175
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	4,000	4,089,846
Oportun Funding Trust,
Series 2024-03, Class B, 144A
5.480%	08/15/29	1,948	1,953,295
Series 2024-03, Class C, 144A
6.250%	08/15/29	1,207	1,215,307
Oportun Issuance Trust,
Series 2021-C, Class C, 144A
3.610%	10/08/31	895	883,048
Reach ABS Trust,
Series 2025-01A, Class C, 144A
5.990%	08/16/32	1,335	1,358,982
Series 2025-02A, Class B, 144A
5.120%	08/18/32	1,875	1,889,775
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Regional Management Issuance Trust,
Series 2022-01, Class C, 144A
4.460%	03/15/32		3,200	$3,177,468
Republic Finance Issuance Trust,
Series 2024-B, Class A, 144A
5.420%	11/20/37		1,850	1,883,794
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A
5.210%	02/15/45		2,232	2,260,881
Series 2024-02A, Class B, 144A
6.340%	02/15/45		2,230	2,298,418
				45,954,798
Credit Cards — 0.3%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		737	737,286
Continental Finance Credit Card ABS Master Trust,
Series 2024-A, Class A, 144A
5.780%	12/15/32		2,450	2,487,922
Series 2024-A, Class B, 144A
6.220%	12/15/32		1,990	2,034,011
Mercury Financial Credit Card Master Trust,
Series 2024-02A, Class B, 144A
7.430%	07/20/29		2,500	2,528,870
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.873%(c)	07/15/32	GBP	1,700	2,296,113
Perimeter Master Note Business Trust,
Series 2025-01A, Class A, 144A
5.580%	12/16/30		4,300	4,312,693
				14,396,895
Equipment — 0.2%
Auxilior Term Funding LLC,
Series 2024-01A, Class A3, 144A
5.490%	07/15/31		1,440	1,468,330
CNH Equipment Trust,
Series 2023-A, Class A4
4.770%	10/15/30		715	724,723
Commercial Equipment Finance LLC,
Series 2024-01A, Class A, 144A
5.970%	07/16/29		891	901,104
DLLMT LLC,
Series 2024-01A, Class A4, 144A
4.980%	04/20/32		410	417,890
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,256	1,243,204
NMEF Funding LLC,
Series 2025-B, Class A2, 144A
4.640%	01/18/33		907	910,567
SCF Equipment Trust LLC,
Series 2025-01A, Class A3, 144A
5.110%	11/21/33		1,950	1,995,762

A4

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
Series 2025-01A, Class D, 144A
5.880%	11/20/35	628	$649,070
Series 2025-01A, Class E, 144A
6.750%	11/20/35	1,450	1,498,333
			9,808,983
Home Equity Loans — 0.4%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.912%(c)	05/25/34	111	104,875
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.772%(c)	03/25/43	57	57,072
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%(cc)	04/25/54	691	701,318
Series 2025-CES02, Class A1, 144A
4.960%(cc)	07/26/55	1,188	1,186,798
EFMT,
Series 2025-CES04, Class A1, 144A
5.431%(cc)	06/25/60	1,347	1,356,988
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
4.752%(c)	01/25/34	267	262,432
FIGRE Trust,
Series 2025-FL01, Class A1, 144A
5.265%(cc)	07/25/55	1,318	1,322,394
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.172%(c)	04/25/34	129	128,813
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.912%(c)	08/25/33	92	96,958
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	601	606,855
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	680	690,709
Series 2025-CES07, Class A1A, 144A
5.377%(cc)	07/25/55	1,173	1,183,511
Series 2025-CES08, Class A1A, 144A
5.148%(cc)	08/25/55	1,789	1,799,094
Series 2025-CES09, Class A1A, 144A
4.795%(cc)	09/25/55	1,200	1,199,650
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	188	189,026
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	62	62,178
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	1,448	1,449,054
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	1,542	$1,544,259
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	992	1,001,517
Series 2025-CES03, Class A1A, 144A
5.278%(cc)	08/25/65	1,880	1,891,015
Series 2025-FIX01, Class A1, 144A
4.968%(cc)	07/25/45	1,600	1,599,181
			18,433,697
Manufactured Housing — 0.1%
Cascade MH Asset Trust,
Series 2024-MH01, Class A1, 144A
5.695%(cc)	11/25/56	2,698	2,775,985
Other — 2.1%
Aligned Data Centers Issuer LLC,
Series 2023-01A, Class A2, 144A
6.000%	08/17/48	2,270	2,293,606
AMSR Trust,
Series 2024-SFR02, Class D, 144A
4.150%	11/17/41	1,930	1,845,829
Series 2024-SFR02, Class E1, 144A
4.150%	11/17/41	3,439	3,270,812
CF Hippolyta Issuer LLC,
Series 2020-01, Class A1, 144A
1.690%	07/15/60	901	774,178
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	389	324,105
Series 2022-01A, Class A1, 144A
5.970%	08/15/62	589	569,707
Compass Datacenters Issuer II LLC,
Series 2024-02A, Class A1, 144A
5.022%	08/25/49	1,855	1,863,916
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	92	91,839
Series 2020-03, Class A, 144A
1.358%	08/15/53	132	129,932
DB Master Finance LLC,
Series 2021-01A, Class A23, 144A
2.791%	11/20/51	2,012	1,785,336
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	1,978	1,864,127
Domino’s Pizza Master Issuer LLC,
Series 2017-01A, Class A23, 144A
4.118%	07/25/47	1,626	1,615,391
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	3,350	3,222,753
Series 2021-01A, Class A2II, 144A
3.151%	04/25/51	2,076	1,898,155
FirstKey Homes Trust,
Series 2021-SFR01, Class E2, 144A
2.489%	08/17/38	3,600	3,514,499
Series 2022-SFR01, Class A, 144A
4.145%	05/19/39	1,125	1,120,137

A5

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2022-SFR02, Class D, 144A
4.500%	07/17/39	2,500	$2,458,427
FRTKL,
Series 2021-SFR01, Class E2, 144A
2.522%	09/17/38	3,000	2,910,782
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A
5.350%	10/20/46	498	504,466
Hilton Grand Vacations Trust,
Series 2024-03A, Class C, 144A
5.710%	08/27/40	1,924	1,947,210
Series 2025-02A, Class B, 144A
4.730%	05/25/44	1,460	1,463,903
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26	3,651	3,546,223
Series 2021-02, Class D, 144A
2.652%	12/17/26	3,454	3,347,913
KKR Asset-Based Income Fund,
6.793%	03/20/65^	3,400	3,438,420
MVW LLC,
Series 2024-01A, Class C, 144A
6.200%	02/20/43	381	387,852
Series 2025-01A, Class B, 144A
5.210%	09/22/42	2,155	2,184,195
Progress Residential Trust,
Series 2021-SFR03, Class A, 144A
1.637%	05/17/26	3,769	3,740,237
Series 2021-SFR08, Class A, 144A
1.510%	10/17/38	3,643	3,566,085
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	581	550,398
Series 2021-SFR11, Class E1, 144A
3.378%	01/17/39	2,500	2,349,188
Series 2022-SFR01, Class E1, 144A
3.930%	02/17/41	2,250	2,160,663
Series 2022-SFR03, Class A, 144A
3.200%	04/17/39	1,053	1,033,907
Series 2025-SFR01, Class D, 144A
3.650%	02/17/42	3,450	3,223,337
Retained Vantage Data Centers Issuer LLC,
Series 2023-01A, Class A2A, 144A
5.000%	09/15/48	3,400	3,403,312
Sierra Timeshare Receivables Funding LLC,
Series 2024-03A, Class C, 144A
5.320%	08/20/41	1,983	1,990,943
Stack Infrastructure Issuer LLC,
Series 2023-02A, Class A2, 144A
5.900%	07/25/48	1,925	1,940,943
Taco Bell Funding LLC,
Series 2021-01A, Class A2II, 144A
2.294%	08/25/51	3,439	3,178,201
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39	5,076	5,037,122
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other (cont’d.)
VB-S1 Issuer LLC,
Series 2024-01A, Class C2, 144A
5.590%	05/15/54		2,165	$2,177,779
Wendy’s Funding LLC,
Series 2021-01A, Class A2II, 144A
2.775%	06/15/51		3,064	2,745,915
Zayo Issuer LLC,
Series 2025-01A, Class A2, 144A
5.648%	03/20/55		1,675	1,705,882
				87,177,625
Residential Mortgage-Backed Securities — 0.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.872%(c)	02/25/34		26	25,450
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.581%(c)	10/25/34		64	61,582
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.322%(c)	11/25/34		—(r)	598
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		2	2,109
GS Mortgage-Backed Securities Trust,
Series 2025-SL01, Class A1, 144A
5.847%(cc)	11/25/67		3,482	3,511,827
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
5.093%(c)	06/25/34		35	34,633
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.117%(c)	01/25/35		56	54,560
PRET LLC,
Series 2025-NPL06, Class A1, 144A
5.744%(cc)	06/25/55		3,204	3,219,989
Series 2025-NPL07, Class A1, 144A
5.657%(cc)	07/25/55		2,098	2,104,263
Series 2025-NPL08, Class A1, 144A
5.732%(cc)	08/25/55		1,598	1,602,154
Series 2025-NPL09, Class A1, 144A
5.391%(cc)	08/25/55		2,203	2,204,973
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
3.971%(c)	09/25/34		216	227,027
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1

A6

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.127%(c)	03/15/26^	EUR	2,238	$1,983,696
				15,032,862
Student Loans — 0.1%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
5.537%(c)	07/25/51		36	35,949
Series 2021-C, Class B, 144A
2.720%	07/26/55		87	81,309
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		978	952,495
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69		228	215,111
Series 2021-FA, Class A, 144A
1.110%	02/18/70		1,390	1,239,395
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62		1,400	1,231,274
Series 2021-CA, Class C, 144A
3.360%	04/20/62		100	86,272
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		252	243,641
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		986	953,915
				5,039,361

Total Asset-Backed Securities (cost $517,701,813)				522,108,373
Commercial Mortgage-Backed Securities — 5.1%
2023-MIC Trust (The),
Series 2023-MIC, Class A, 144A
8.732%(cc)	12/05/38		1,330	1,440,495
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37		3,000	7,796
ALA Trust,
Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)
5.894%(c)	06/15/40		855	859,275
BAHA Trust,
Series 2024-MAR, Class A, 144A
6.171%(cc)	12/10/41		3,000	3,102,170
BAMLL Re-REMIC Trust,
Series 2025-FRR05, Class A736, 144A
2.155%(cc)	09/27/52		4,000	3,879,481
Series 2025-FRR05, Class AK86, 144A
1.709%(s)	11/27/51		4,787	3,948,361
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60		1,715	1,709,953
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-BNK11, Class A2
3.784%	03/15/61	4,162	$4,132,114
Series 2019-BN16, Class A4
4.005%	02/15/52	1,800	1,777,818
Series 2019-BN18, Class A2
3.474%	05/15/62	975	961,306
Series 2019-BN20, Class A2
2.758%	09/15/62	3,540	3,337,197
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	2,522,663
Series 2019-BN23, Class ASB
2.846%	12/15/52	1,753	1,704,753
Series 2020-BN26, Class ASB
2.313%	03/15/63	5,633	5,427,295
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,500	2,366,762
Series 2022-BNK39, Class XA, IO
0.524%(cc)	02/15/55	20,236	454,861
Series 2022-BNK40, Class A4
3.504%(cc)	03/15/64	460	428,521
Series 2023-BNK45, Class XA, IO
1.206%(cc)	02/15/56	5,794	308,959
Series 2023-BNK46, Class XA, IO
0.749%(cc)	08/15/56	9,299	321,815
Series 2024-BNK47, Class XA, IO
1.042%(cc)	06/15/57	11,253	631,574
Series 2024-BNK48, Class XA, IO
1.350%(cc)	10/15/57	8,925	725,949
BANK5,
Series 2023-05YR04, Class XA, IO
1.258%(cc)	12/15/56	3,277	87,505
Series 2024-05YR10, Class A3
5.302%	10/15/57	3,300	3,400,949
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
5.070%(c)	03/15/37	3,435	3,254,806
Series 2019-C03, Class XA, IO
1.467%(cc)	05/15/52	1,473	54,463
Series 2019-C04, Class A4
2.661%	08/15/52	2,472	2,351,103
Series 2021-C10, Class XA, IO
1.329%(cc)	07/15/54	22,074	1,120,899
Series 2024-C24, Class XA, IO
1.864%(cc)	02/15/57	8,059	770,359
Series 2024-C26, Class XA, IO
1.241%(cc)	05/15/57	11,928	855,043
Series 2024-C28, Class XA, IO
1.327%(cc)	09/15/57	7,778	590,570
Series 2025-C32, Class XA, IO
1.356%(cc)	02/15/62	4,781	401,717
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	4,272	4,195,460
Series 2019-B09, Class AAB
3.933%	03/15/52	1,404	1,394,803

A7

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-B10, Class A3
3.455%	03/15/62	690	$669,771
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	2,669,620
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,348,265
Series 2020-B22, Class A4
1.685%	01/15/54	1,500	1,328,014
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,671,510
Series 2021-B27, Class A4
2.103%	07/15/54	4,000	3,568,828
Series 2021-B28, Class XA, IO
1.351%(cc)	08/15/54	1,358	69,276
Series 2023-B39, Class XA, IO
0.722%(cc)	07/15/56	19,883	714,117
Series 2023-B40, Class XA, IO
1.428%(cc)	12/15/56	5,434	303,544
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.700%(c)	06/15/42	800	803,342
BMO Mortgage Trust,
Series 2024-C09, Class XA, IO
1.078%(cc)	07/15/57	11,063	702,345
BOCA Commercial Mortgage Trust,
Series 2024-BOCA, Class A, 144A, 1 Month SOFR + 1.921% (Cap N/A, Floor 1.921%)
6.071%(c)	08/15/41	3,315	3,329,503
BPR Trust,
Series 2024-PMDW, Class A, 144A
5.358%(cc)	11/05/41	1,455	1,481,296
BWAY Trust,
Series 2025-1535, Class A, 144A
6.519%(cc)	05/05/42	1,865	1,933,387
BX Commercial Mortgage Trust,
Series 2024-BIO02, Class D, 144A
7.970%(cc)	08/13/41	470	467,668
Series 2025-BCAT, Class C, 144A, 1 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.050%(c)	08/15/42	1,917	1,921,361
BX Trust,
Series 2022-CLS, Class B, 144A
6.300%	10/13/27	2,185	2,201,662
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)
6.240%(c)	03/15/41	3,100	3,100,969
Series 2025-LUNR, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.650%(c)	06/15/40	1,624	1,627,539
Series 2025-LUNR, Class B, 144A, 1 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.000%(c)	06/15/40	478	478,688
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	590	572,719
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-CD05, Class A3
3.171%	08/15/50	1,917	$1,878,885
Series 2019-CD08, Class A3
2.657%	08/15/57	4,924	4,599,343
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	2,517	2,485,017
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	1,001,495
Series 2017-C04, Class A3
3.209%	10/12/50	2,542	2,487,622
Series 2019-GC41, Class XA, IO
1.159%(cc)	08/10/56	27,152	799,171
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	3,003,946
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,814,583
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	2,380	2,350,770
Series 2024-CBM, Class A2, 144A
5.867%(cc)	12/10/41	3,115	3,173,152
Credit Suisse Mortgage Trust,
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	151,115
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class XA, IO
2.008%(cc)	01/15/49	923	810
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,531,207
Series 2018-CX12, Class A3
3.959%	08/15/51	1,425	1,413,568
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	69,630
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	2,208,758
DC Trust,
Series 2024-HLTN, Class A, 144A
5.933%(cc)	04/13/40	995	1,005,874
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	168,477
Series 2016-C03, Class A4
2.632%	08/10/49	1,684	1,667,016
DTP Commercial Mortgage Trust,
Series 2023-STE02, Class A, 144A
6.038%(cc)	01/15/41	770	790,347
Durst Commercial Mortgage Trust,
Series 2025-151, Class A, 144A
5.317%(cc)	08/10/42	460	468,518
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.825%(cc)	11/25/25	5,325	806

A8

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K055, Class X1, IO
1.469%(cc)	03/25/26	4,872	$18,877
Series K097, Class X1, IO
1.212%(cc)	07/25/29	10,096	350,778
Series K118, Class X1, IO
1.043%(cc)	09/25/30	7,986	312,196
Series K162, Class X1, IO
0.570%(cc)	12/25/33	5,856	164,388
Series K164, Class X1, IO
0.470%(cc)	05/25/34	10,048	244,716
Series K170, Class X1, IO
0.399%(cc)	02/25/35	4,362	87,497
Series K517, Class A2
5.355%(cc)	01/25/29	2,246	2,336,295
Series K753, Class X1, IO
0.401%(cc)	10/25/30	7,357	94,787
Series Q001, Class XA, IO
2.079%(cc)	02/25/32	4,701	284,303
FREMF Mortgage Trust,
Series 2017-K64, Class B, 144A
4.137%(cc)	05/25/50	3,500	3,468,368
Series 2017-K68, Class B, 144A
3.972%(cc)	10/25/49	3,550	3,497,811
Series 2019-K102, Class C, 144A
3.652%(cc)	12/25/51	5,168	4,910,790
Series 2019-K87, Class B, 144A
4.469%(cc)	01/25/51	3,550	3,525,771
Series 2019-K88, Class B, 144A
4.530%(cc)	02/25/52	2,000	1,985,227
Series 2019-K97, Class C, 144A
3.897%(cc)	09/25/51	2,095	2,012,901
Series 2019-K99, Class B, 144A
3.766%(cc)	10/25/52	3,300	3,161,970
Government National Mortgage Assoc.,
Series 2022-113, Class Z
2.000%	09/16/61	3,628	1,752,846
GS Mortgage Securities Corp. II,
Series 2024-70P, Class A, 144A
5.487%(cc)	03/10/41	4,560	4,571,969
GS Mortgage Securities Trust,
Series 2015-GS01, Class A3
3.734%	11/10/48	12	12,280
Series 2017-GS05, Class A3
3.409%	03/10/50	4,479	4,442,952
Series 2019-GC38, Class AAB
3.835%	02/10/52	2,224	2,213,634
HTL Commercial Mortgage Trust,
Series 2024-T53, Class A, 144A
6.071%(cc)	05/10/39	1,065	1,080,208
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,944,816
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	407,425
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-MFP, Class F, 144A, 1 Month SOFR + 3.047% (Cap N/A, Floor 3.000%)
7.198%(c)	07/15/36	500	$309,981
MAD Commercial Mortgage Trust,
Series 2025-11MD, Class A, 144A
4.754%(cc)	10/15/42	2,310	2,311,137
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class XA, IO
0.777%(cc)	12/15/49	4,238	22,370
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	738,653
Series 2017-H01, Class XD, IO, 144A
2.294%(cc)	06/15/50	700	22,419
Series 2019-H07, Class A3
3.005%	07/15/52	1,079	1,028,006
Series 2019-L02, Class A4
4.071%	03/15/52	252	246,687
Series 2021-230P, Class A, 144A, 1 Month SOFR + 1.284% (Cap N/A, Floor 1.169%)
5.434%(c)	12/15/38	3,660	3,515,965
MSWF Commercial Mortgage Trust,
Series 2023-02, Class XA, IO
1.141%(cc)	12/15/56	7,044	403,322
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	305,552
NJ,
Series 2025-WBRK, Class A, 144A
5.867%(cc)	03/05/35	1,225	1,271,614
NY Commercial Mortgage Trust,
Series 2025-299P, Class A, 144A
5.853%(cc)	02/10/47	475	498,691
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)
5.363%(c)	02/15/42	1,435	1,431,378
Series 2025-300P, Class A, 144A
4.879%(cc)	07/13/42	2,125	2,135,272
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32	10,119	10
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 144A
5.753%(cc)	07/15/39	1,220	1,248,094
RFM Reremic Trust,
Series 2024-FRR02, Class A123, 144A
2.004%(cc)	02/27/54	2,000	1,688,423
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.562%(cc)	03/11/41	550	562,301
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	1,450	1,493,958
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41	4,425	4,596,017

A9

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2024-CNTR, Class D, 144A
7.109%	11/13/41		1,390	$1,449,946
Series 2024-CNTR, Class E, 144A
8.819%	11/13/41		275	287,814
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		1,078	1,064,652
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41		500	444,419
Taurus DAC (United Kingdom),
Series 2025-UK3A, Class B, 144A, SONIA + 1.600% (Cap N/A, Floor 0.000%)
5.675%(c)	07/20/35	GBP	650	873,511
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50		1,934	1,882,291
Series 2018-C12, Class A4
4.030%	08/15/51		2,382	2,351,893
Series 2019-C16, Class A3
3.344%	04/15/52		2,063	1,976,239
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3
2.684%	10/15/49		2,331	2,306,998
Series 2017-C38, Class A4
3.190%	07/15/50		408	401,875
Series 2017-C41, Class A3
3.210%	11/15/50		3,196	3,132,313
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36		150	138,101
Series 2019-C49, Class A3
3.749%	03/15/52		1,793	1,786,477
Series 2019-C52, Class A4
2.643%	08/15/52		1,289	1,219,294
Series 2024-C63, Class XA, IO
1.213%(cc)	08/15/57		14,227	1,020,276

Total Commercial Mortgage-Backed Securities (cost $217,315,989)				214,609,083
Convertible Bonds — 0.0%
Retail
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30		363	32,348
4.000%	11/15/29		494	48,544

Total Convertible Bonds (cost $711,998)				80,892
Corporate Bonds — 25.8%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29		1,025	1,055,257
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	9,710	$9,637,428
2.950%	02/01/30	399	375,583
3.100%	05/01/26	38	37,724
3.200%	03/01/29	2,432	2,346,207
3.250%	02/01/35	234	203,041
3.550%	03/01/38	151	125,295
3.900%	05/01/49	66	49,703
5.150%	05/01/30	1,045	1,072,443
5.705%	05/01/40	4,350	4,439,551
5.930%	05/01/60	1,444	1,445,822
6.388%	05/01/31	310	337,479
6.528%	05/01/34	225	249,005
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	800	800,488
7.000%	06/01/32	150	156,750
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
5.050%	06/01/29	340	349,353
5.054%	04/27/45	106	102,080
5.350%	06/01/34	1,000	1,035,294
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.650%	07/15/30	445	452,726
5.150%	05/01/40	390	388,505
RTX Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	369	337,813
3.030%	03/15/52	450	296,772
4.125%	11/16/28	1,143	1,140,436
4.500%	06/01/42	475	429,436
5.750%	11/08/26	600	609,831
6.000%	03/15/31	340	367,429
			27,841,451
Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
6.875%	11/01/33	940	1,062,209
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	1,440	1,315,315
4.540%	08/15/47	796	662,572
5.625%	08/15/35	720	747,032
5.834%	02/20/31	575	607,976
6.000%	02/20/34	225	239,951
Bunge Ltd. Finance Corp.,
Gtd. Notes
2.750%	05/14/31	2,000	1,833,553
5.150%	08/04/35	10	10,114
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35	305	320,516

A10

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	11/01/27	855	$861,077
4.500%	03/20/42	117	105,427
4.750%	11/01/31	550	559,379
4.875%	02/15/28	526	535,334
5.125%	02/15/30	1,390	1,436,525
5.125%	02/13/31	530	548,289
5.250%	02/13/34	170	175,494
5.375%	02/15/33	535	558,870
5.625%	09/07/33	420	444,755
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35(a)	1,345	1,398,751
7.000%	08/04/41	264	287,942
			13,711,081
Airlines — 0.2%
American Airlines 2015-2 Class A Pass Through Trust,
Pass-Through Certificates
4.000%	03/22/29	1,650	1,607,872
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	100	98,072
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	97	95,271
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	177	171,608
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	159	158,901
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	106	106,104
4.750%	10/20/28	3,973	3,987,621
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	108	107,681
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	82	80,228
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	67	64,759
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	603	574,387
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	103	99,238
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	273	248,564
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	495	$494,139
4.625%	04/15/29	109	107,381
			8,001,826
Apparel — 0.0%
Tapestry, Inc.,
Sr. Unsec’d. Notes
5.100%	03/11/30	520	532,159
5.500%	03/11/35	261	266,743
			798,902
Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	880	768,554
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26	565	555,584
2.900%	02/16/28	675	641,651
4.125%	08/17/27	2,240	2,203,632
4.271%	01/09/27	200	198,434
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,611	1,565,865
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	149	148,658
Sr. Unsec’d. Notes
5.000%	04/09/27	500	504,643
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27	2,290	2,314,570
5.300%	06/24/29	2,950	3,027,299
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.950%	08/15/29	1,460	1,474,428
			13,403,318
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
5.150%	09/13/34	1,285	1,273,095
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	75	77,407
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	115	115,999
Sr. Unsec’d. Notes, 144A
6.250%	08/15/33	70	71,560
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,100	3,104,081
			4,642,142

A11

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 7.5%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
5.515%(ff)	12/03/35	900	$930,621
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.608%(ff)	09/13/29	2,500	2,653,285
Sr. Unsec’d. Notes, 144A, MTN
5.871%(ff)	03/28/35	2,500	2,626,922
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
4.175%(ff)	03/24/28	200	199,696
5.538%(ff)	03/14/30	800	827,658
Sr. Preferred Notes
5.439%	07/15/31	600	629,761
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	1,837	1,629,210
2.572%(ff)	10/20/32	1,317	1,180,742
2.592%(ff)	04/29/31	2,289	2,121,274
2.687%(ff)	04/22/32	2,195	1,999,398
4.571%(ff)	04/27/33	1,300	1,297,380
4.979%(ff)	01/24/29	1,090	1,110,395
5.933%(ff)	09/15/27(a)	850	863,891
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	282	279,456
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	11,123	9,929,566
1.922%(ff)	10/24/31	430	381,729
2.496%(ff)	02/13/31	1,402	1,297,346
2.972%(ff)	02/04/33	1,080	983,393
3.824%(ff)	01/20/28	912	907,832
3.974%(ff)	02/07/30	424	420,872
4.083%(ff)	03/20/51	335	272,661
4.271%(ff)	07/23/29	211	211,642
4.330%(ff)	03/15/50	517	440,328
4.376%(ff)	04/27/28	470	471,738
5.000%	01/21/44(a)	1,003	978,704
5.015%(ff)	07/22/33	1,584	1,619,192
Sub. Notes
2.482%(ff)	09/21/36	780	677,497
5.518%(ff)	10/25/35	905	928,300
Sub. Notes, MTN
4.250%	10/22/26	15	15,022
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30	2,500	2,588,602
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	03/08/27	1,385	1,358,569
Bank of New York Mellon (The),
Sr. Unsec’d. Notes
4.729%(ff)	04/20/29	250	254,137
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
5.060%(ff)	07/22/32	1,210	1,249,548
5.188%(ff)	03/14/35	455	468,559
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27	2,085	$2,037,487
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.951%	03/11/27	1,355	1,335,032
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A
5.538%	01/22/30	1,215	1,264,957
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.942%(ff)	09/10/30	948	962,125
5.367%(ff)	02/25/31	3,792	3,905,570
5.690%(ff)	03/12/30	800	831,481
5.785%(ff)	02/25/36	575	599,371
6.036%(ff)	03/12/55(a)	1,500	1,582,455
7.385%(ff)	11/02/28	800	848,363
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	304	308,579
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.871%(ff)	04/19/32	965	876,315
3.132%(ff)	01/20/33	2,200	2,001,606
4.400%	08/14/28	530	531,350
5.198%(ff)	01/10/30	728	743,663
5.283%(ff)	11/19/30(a)	2,390	2,453,748
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33	1,005	1,052,732
Sr. Preferred Notes, 144A
5.125%(ff)	01/13/29(a)	1,490	1,518,744
Sub. Notes, 144A
5.906%(ff)	11/19/35	900	930,382
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
4.625%	09/12/28	495	498,078
5.389%(ff)	05/28/31	2,640	2,708,682
5.876%(ff)	01/14/31	1,690	1,764,012
6.027%(ff)	05/28/36	1,645	1,729,318
6.293%(ff)	01/14/36	1,425	1,524,952
6.714%(ff)	10/19/29	1,350	1,433,504
7.003%(ff)	10/19/34	585	652,305
Sub. Notes, 144A
6.508%(ff)	01/18/35	1,465	1,554,559
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.581%(ff)	07/03/36(a)	1,540	1,578,192
6.037%(ff)	06/15/35	1,460	1,551,278
6.684%(ff)	09/13/27	276	282,033
6.840%(ff)	09/13/34	408	454,949
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	600	599,974
5.875%	04/30/29	400	421,417
Citibank NA,
Sr. Unsec’d. Notes
4.914%	05/29/30	970	996,167

A12

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	4,598	$4,229,468
2.666%(ff)	01/29/31	640	594,869
3.520%(ff)	10/27/28	1,240	1,223,415
3.668%(ff)	07/24/28	948	939,428
3.785%(ff)	03/17/33	1,500	1,424,701
3.887%(ff)	01/10/28	1,057	1,052,993
4.075%(ff)	04/23/29	460	458,603
4.503%(ff)	09/11/31	1,305	1,305,585
4.650%	07/30/45	458	413,810
4.650%	07/23/48	130	116,022
4.658%(ff)	05/24/28(a)	1,965	1,979,634
4.910%(ff)	05/24/33	530	535,425
4.952%(ff)	05/07/31	970	988,154
5.174%(ff)	02/13/30	510	523,359
5.174%(ff)	09/11/36	390	393,891
5.449%(ff)	06/11/35	1,510	1,565,434
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	4,250	4,184,984
Sub. Notes
4.450%	09/29/27	964	967,874
4.600%	03/09/26	225	225,305
4.750%	05/18/46	22	19,534
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.253%(ff)	03/05/31	670	686,555
5.718%(ff)	07/23/32	700	731,219
6.645%(ff)	04/25/35	145	159,433
Cooperatieve Rabobank UA (Netherlands),
Sr. Non-Preferred Notes, 144A
3.649%(ff)	04/06/28(a)	640	634,987
3.758%(ff)	04/06/33	1,000	948,415
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29	2,796	2,848,419
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28	2,090	2,102,212
4.818%(ff)	09/25/33	2,330	2,317,459
5.222%(ff)	05/27/31	2,465	2,528,984
5.335%(ff)	01/10/30	944	970,525
5.862%(ff)	01/09/36	1,210	1,270,331
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	2,000	2,079,562
Sr. Non-Preferred Notes, 144A, MTN
5.019%(ff)	03/04/31	915	931,773
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	1,825	1,817,687
2.311%(ff)	11/16/27	545	533,108
5.297%(ff)	05/09/31	2,635	2,699,098
5.403%(ff)	09/11/35(a)	1,275	1,297,342
6.819%(ff)	11/20/29	2,500	2,673,741
Sr. Non-Preferred Notes, SOFR + 1.219%
5.468%(c)	11/16/27	715	716,691
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	04/26/29(a)	1,305	$1,351,314
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.383%(ff)	07/21/32	625	557,486
2.600%	02/07/30	310	290,371
2.615%(ff)	04/22/32	2,689	2,437,518
2.640%(ff)	02/24/28	4,335	4,244,311
2.908%(ff)	07/21/42	1,640	1,210,352
3.615%(ff)	03/15/28	1,645	1,632,358
3.814%(ff)	04/23/29	910	902,047
4.223%(ff)	05/01/29	521	521,571
4.482%(ff)	08/23/28	2,077	2,089,761
4.692%(ff)	10/23/30	120	121,550
5.016%(ff)	10/23/35(a)	290	291,966
5.049%(ff)	07/23/30	1,525	1,563,494
5.207%(ff)	01/28/31	1,685	1,739,086
5.218%(ff)	04/23/31	1,363	1,409,433
6.250%	02/01/41	629	691,046
Sub. Notes
6.750%	10/01/37	335	375,083
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.804%(ff)	05/24/32	989	896,168
2.848%(ff)	06/04/31	417	387,858
5.130%(ff)	03/03/31	1,505	1,541,880
5.240%(ff)	05/13/31	1,725	1,775,109
5.286%(ff)	11/19/30(a)	1,515	1,563,109
5.402%(ff)	08/11/33	735	760,734
5.887%(ff)	08/14/27	550	557,442
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.443%(ff)	08/04/28	3,360	3,375,477
5.272%(ff)	01/15/31(a)	550	566,775
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27	540	532,110
2.069%(ff)	06/01/29	5,020	4,760,838
2.182%(ff)	06/01/28	462	447,866
2.545%(ff)	11/08/32	995	892,704
2.580%(ff)	04/22/32	655	595,322
2.739%(ff)	10/15/30	508	479,774
2.947%(ff)	02/24/28	2,070	2,037,155
3.540%(ff)	05/01/28	1,184	1,173,382
3.702%(ff)	05/06/30	62	60,931
3.782%(ff)	02/01/28	1,057	1,052,296
4.505%(ff)	10/22/28	865	872,054
4.915%(ff)	01/24/29	1,090	1,109,581
4.946%(ff)	10/22/35	315	317,667
4.995%(ff)	07/22/30	265	271,816
5.103%(ff)	04/22/31	1,150	1,188,581
5.140%(ff)	01/24/31	850	877,785
5.299%(ff)	07/24/29	570	587,024
5.336%(ff)	01/23/35	1,335	1,385,780
5.581%(ff)	04/22/30	235	245,424

A13

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
5.576%(ff)	07/23/36(a)	610	$632,863
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31	1,480	1,470,834
4.932%(ff)	10/16/30	1,490	1,513,184
KeyCorp,
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31(a)	920	944,652
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	03/22/28	1,624	1,629,423
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
4.700%	01/27/28	1,000	1,013,175
5.400%	11/21/25	2,550	2,551,766
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.159%(ff)	04/24/31	200	205,988
5.188%(ff)	09/12/36	700	709,176
5.475%(ff)	02/22/31	1,500	1,563,332
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.711%(ff)	07/08/31	1,095	1,108,352
5.323%(ff)	07/08/36	2,585	2,649,497
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	1,325	1,326,241
4.654%(ff)	10/18/30	335	338,643
5.230%(ff)	01/15/31	255	263,205
5.449%(ff)	07/20/29	585	604,366
5.466%(ff)	01/18/35	1,500	1,562,033
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	265	233,986
2.699%(ff)	01/22/31	4,236	3,957,893
4.431%(ff)	01/23/30	4,426	4,447,143
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	5,075	4,424,212
1.928%(ff)	04/28/32	225	196,319
2.511%(ff)	10/20/32	220	196,134
3.591%(cc)	07/22/28	428	423,489
3.622%(ff)	04/01/31	1,080	1,047,949
5.656%(ff)	04/18/30	650	678,934
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.016%(ff)	01/12/29	1,740	1,771,678
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29	614	623,431
5.115%(ff)	05/23/31	1,085	1,112,074
5.516%(ff)	09/30/28(a)	3,800	3,892,795
Norinchukin Bank (The) (Japan),
Sr. Unsec’d. Notes, 144A
5.359%	09/09/35	1,500	1,522,562
5.430%	03/09/28(a)	1,830	1,870,578
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32	700	$709,833
4.899%(ff)	05/13/31	925	944,211
5.102%(ff)	07/23/27	1,740	1,751,378
5.373%(ff)	07/21/36	235	241,952
5.582%(ff)	06/12/29	1,300	1,346,533
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
4.965%(ff)	01/24/29(a)	1,750	1,780,037
5.150%	02/01/34(a)	350	363,948
5.153%(ff)	02/04/31	1,040	1,070,834
Sr. Unsec’d. Notes, MTN
2.050%	01/21/27	1,395	1,361,202
3.875%	05/04/32	440	425,278
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.694%(ff)	04/15/31	3,865	4,032,482
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Non-Preferred Notes, 144A, MTN
4.500%	09/03/30	800	800,311
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.512%(ff)	05/22/31	310	318,340
5.519%(ff)	01/19/28	1,455	1,473,925
6.066%(ff)	01/19/35	1,090	1,144,431
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27(a)	2,195	2,155,158
5.250%	02/19/27	3,817	3,859,023
6.100%(ff)	04/13/33	3,300	3,480,497
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30	1,306	1,328,529
State Street Bank & Trust Co.,
Sr. Unsec’d. Notes
4.782%	11/23/29	1,075	1,102,988
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28(a)	2,095	2,044,125
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.954%(ff)	07/08/33	2,645	2,670,245
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
4.783%	12/17/29(a)	1,760	1,798,488
5.298%	01/30/32	780	813,210
Sr. Unsec’d. Notes, MTN
2.800%	03/10/27	1,360	1,337,564
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34	3,695	3,746,434
U.S. Bancorp,
Sr. Unsec’d. Notes
5.775%(ff)	06/12/29	520	541,257
5.836%(ff)	06/12/34	170	181,071

A14

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28	4,295	$4,184,427
UBS AG (Switzerland),
Sr. Unsec’d. Notes
7.500%	02/15/28	1,090	1,172,403
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	350	350,345
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33	736	655,533
3.091%(ff)	05/14/32	2,077	1,917,038
4.194%(ff)	04/01/31	1,765	1,743,412
4.253%	03/23/28	607	606,641
6.301%(ff)	09/22/34	438	477,679
6.442%(ff)	08/11/28	700	727,031
6.537%(ff)	08/12/33	1,010	1,112,357
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.150%(ff)	04/23/31	805	830,371
5.211%(ff)	12/03/35	770	786,799
5.244%(ff)	01/24/31	555	574,177
5.389%(ff)	04/24/34	365	379,243
5.499%(ff)	01/23/35	1,220	1,272,222
5.605%(ff)	04/23/36	2,522	2,645,988
6.491%(ff)	10/23/34	450	500,170
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	8,461	8,224,688
2.879%(ff)	10/30/30	1,257	1,189,588
3.350%(ff)	03/02/33	3,895	3,625,005
4.808%(ff)	07/25/28	1,660	1,679,951
4.897%(ff)	07/25/33	426	432,739
5.013%(ff)	04/04/51	1,553	1,451,331
5.574%(ff)	07/25/29	309	320,218
Sr. Unsec’d. Notes, MTN, Series W
4.900%(ff)	01/24/28	1,750	1,766,097
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
5.457%	11/18/27	1,895	1,954,769
			318,059,137
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,235	1,148,053
Bacardi Ltd./Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
5.250%	01/15/29	190	193,811
5.400%	06/15/33	359	362,587
Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
6.000%	02/01/35	470	487,429
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	300	279,388
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Sr. Unsec’d. Notes
4.800%	05/01/30(a)	755	$765,584
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.600%	05/15/30	635	635,508
5.150%	05/15/35	565	559,931
Gtd. Notes, Series 10
5.200%	03/15/31	290	296,574
Gtd. Notes, Series 31
2.250%	03/15/31	170	149,921
			4,878,786
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	146	127,525
5.150%	11/15/41	855	830,425
5.650%	03/02/53	1,654	1,650,887
5.750%	03/02/63	225	224,477
Biogen, Inc.,
Sr. Unsec’d. Notes
5.750%	05/15/35(a)	645	675,799
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,110	814,697
4.750%	03/01/46	213	195,857
5.250%	10/15/33(a)	925	969,627
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	1,300	1,146,215
Royalty Pharma PLC,
Gtd. Notes
5.200%	09/25/35	2,685	2,687,097
			9,322,606
Building Materials — 0.1%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	425	410,957
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	500	373,991
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	320	331,549
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	65	67,549
Trane Technologies Financing Ltd.,
Gtd. Notes
5.100%	06/13/34	75	76,777
5.250%	03/03/33	750	781,046
			2,041,869

A15

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
8.500%	01/12/31	1,320	$522,984
Celanese US Holdings LLC,
Gtd. Notes
6.850%	11/15/28	600	622,531
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	750	755,806
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%
10.000%	05/07/29^(x)	374	318,096
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	2,050	2,110,848
5.419%	11/15/48	200	197,822
EIDP, Inc.,
Sr. Unsec’d. Notes
5.125%	05/15/32	1,235	1,269,063
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.950%	11/07/25	1,710	1,712,267
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34	609	663,049
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28(a)	825	865,658
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28	950	945,545
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30	400	366,858
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33	180	180,499
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
7.378%	11/14/32	1,250	1,417,687
			11,948,713
Coal — 0.0%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29	505	440,613
Commercial Services — 0.2%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	322	337,789
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	525	495,555
4.625%	10/01/27	925	924,684
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		505	$524,846
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	209	244,610
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.037%	03/25/30		425	432,739
6.319%	12/04/28		1,800	1,904,156
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		715	639,572
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30		600	555,374
4.950%	08/15/27		1,630	1,649,193
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		235	244,124
7.250%	06/15/33		100	104,481
Hertz Corp. (The),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/28(d)		379	56,850
7.125%	08/01/26(d)		255	40,800
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35		875	877,805
				9,032,578
Computers — 0.3%
Accenture Capital, Inc.,
Gtd. Notes
4.250%	10/04/31		1,865	1,862,936
4.500%	10/04/34		460	454,080
CGI, Inc. (Canada),
Sr. Unsec’d. Notes
1.450%	09/14/26		1,000	975,520
Dell International LLC/EMC Corp.,
Gtd. Notes
5.300%	04/01/32		1,965	2,028,095
Sr. Unsec’d. Notes
5.300%	10/01/29		1,250	1,290,812
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
5.600%	10/15/54		1,265	1,210,225
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27		2,090	2,040,430
4.800%	02/10/30(a)		1,075	1,100,146
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		400	433,091
				11,395,335

A16

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	370	$366,323
3.625%	03/24/32	400	378,985
Kenvue, Inc.,
Gtd. Notes
5.050%	03/22/53(a)	660	613,580
Sr. Unsec’d. Notes
4.850%	05/22/32	390	395,494
			1,754,382
Distribution/Wholesale — 0.0%
Wesco Aircraft Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	11/15/26(d)	390	168,050
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,156	1,136,047
3.300%	01/30/32	4,739	4,364,815
Aircastle Ltd./Aircastle Ireland DAC,
Gtd. Notes, 144A
5.250%	03/15/30	865	881,358
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	435	426,341
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33	450	457,676
5.016%(ff)	04/25/31	910	936,032
5.043%(ff)	07/26/28(a)	1,090	1,108,745
5.085%(ff)	01/30/31	1,390	1,432,234
5.442%(ff)	01/30/36	775	804,985
5.850%	11/05/27	1,870	1,937,797
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
5.200%	04/15/35	1,260	1,284,212
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
5.125%	04/10/30	695	705,684
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	1,289	1,239,116
4.950%	01/15/28	700	706,580
5.150%	01/15/30	6,245	6,322,438
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.878%(ff)	11/02/27	475	462,887
4.493%(ff)	09/11/31	835	828,295
4.927%(ff)	05/10/28	1,090	1,101,104
6.051%(ff)	02/01/35	235	249,197
7.624%(ff)	10/30/31	1,005	1,136,726
7.964%(ff)	11/02/34	1,000	1,181,246
Sub. Notes
6.183%(ff)	01/30/36	950	986,304
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
5.875%	08/24/26	880	$893,072
6.136%(ff)	08/24/34	180	196,017
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	170	178,135
ICITII,
Gtd. Notes, 144A
6.000%	01/31/33^	19	14,949
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40	1,230	911,300
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.150%	03/17/30	3,000	3,035,629
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	195	195,000
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,497	1,343,044
6.070%	07/12/28	2,000	2,092,906
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.550%	01/15/30	265	276,777
OneMain Finance Corp.,
Gtd. Notes
6.625%	05/15/29	585	602,040
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	923	893,735
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	299,451
Synchrony Financial,
Sr. Unsec’d. Notes
5.450%(ff)	03/06/31(a)	1,245	1,268,342
6.000%(ff)	07/29/36	410	418,953
			42,309,169
Electric — 3.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	541,940
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30(a)	5,000	4,508,088
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	66,585
AES Corp. (The),
Sr. Unsec’d. Notes
5.800%	03/15/32(a)	1,010	1,044,083
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	242	176,926

A17

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
3.750%	03/01/45	187	$149,583
5.100%	04/02/35	200	204,364
Sr. Unsec’d. Notes, Series 11-C
5.200%	06/01/41	170	168,420
Sr. Unsec’d. Notes, Series C
4.300%	03/15/31	1,280	1,279,239
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.750%	11/01/27	2,550	2,630,349
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	451,458
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.700%	08/15/34(a)	690	723,219
6.350%	12/15/32	350	382,696
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.450%	06/01/35	535	556,009
5.650%	06/01/54(a)	1,050	1,069,911
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	38,636
5.000%	02/01/31	60	59,810
5.125%	03/15/28	478	478,129
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	239,473
General Ref. Mortgage
3.950%	03/01/48	366	294,358
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	06/01/29	1,110	1,148,716
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	310	289,744
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	485	330,198
5.500%	03/15/34	270	284,042
5.500%	03/15/55(a)	1,030	1,020,198
5.700%	05/15/54	540	552,556
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	194	187,962
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	120,224
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.750%	03/15/54(a)	1,000	1,014,292
5.800%	03/01/33	397	423,887
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
5.000%	06/15/30	1,145	1,174,031
7.000%	06/15/38	592	676,490
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,300	1,249,139
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Carolinas LLC,
First Mortgage
3.700%	12/01/47	161	$123,633
3.950%	03/15/48	142	113,754
4.850%	03/15/30	1,660	1,706,070
First Ref. Mortgage
3.750%	06/01/45	187	148,580
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	410	377,663
2.550%	06/15/31	4,199	3,797,979
3.500%	06/15/51	255	179,789
4.300%	03/15/28	1,100	1,105,194
4.500%	08/15/32	280	278,307
4.950%	09/15/35	1,475	1,465,257
5.000%	08/15/52	300	270,312
5.450%	06/15/34	535	556,804
5.700%	09/15/55	630	627,617
5.800%	06/15/54	410	414,518
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	420	376,174
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	225	233,372
5.550%	03/15/54	630	630,861
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	419	325,161
5.050%	03/15/35	670	681,750
5.550%	03/15/55	595	597,624
Edison International,
Sr. Unsec’d. Notes
5.250%	03/15/32(a)	221	219,030
6.250%	03/15/30(a)	800	832,587
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	1,380	1,190,961
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.625%	07/12/26	4,210	4,120,971
5.000%	09/30/35	835	824,181
Entergy Arkansas LLC,
First Mortgage
2.650%	06/15/51	2,000	1,212,927
Entergy Louisiana LLC,
First Mortgage
5.800%	03/15/55	375	384,662
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	2,084	1,511,118
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	551	566,726
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	430	460,233

A18

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Evergy Metro, Inc.,
General Ref. Mortgage
5.400%	04/01/34	421	$437,542
Mortgage
4.200%	03/15/48	561	461,370
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	479	454,069
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32(a)	915	846,591
4.600%	07/01/27	1,595	1,604,782
5.125%	05/15/33(a)	710	720,040
5.450%	03/01/28	1,795	1,843,575
5.500%	01/01/34	446	460,432
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27	175	174,008
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	410	362,870
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	450	459,912
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	117,116
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53	2,560	2,510,526
Georgia Power Co.,
Sr. Unsec’d. Notes
4.000%	10/01/28	795	794,977
4.550%	03/15/30	575	584,191
4.700%	05/15/32	1,040	1,053,588
4.950%	05/17/33	315	321,292
5.200%	03/15/35	520	533,352
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
5.600%	06/29/35	755	784,365
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	489,793
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	2,140	2,004,978
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
5.100%	01/15/35	470	476,559
MidAmerican Energy Co.,
First Mortgage
4.400%	10/15/44	1,400	1,228,502
4.800%	09/15/43	1,105	1,021,063
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	120,866
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43	770	$762,055
5.850%	02/15/34	200	211,367
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	2,615	2,387,215
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.996%	07/03/55	330	340,904
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29	123	116,326
3.875%	02/15/32	480	442,629
Sr. Sec’d. Notes, 144A
5.407%	10/15/35	1,275	1,279,173
Sr. Unsec’d. Notes, 144A
5.750%	01/15/34	650	649,293
NSTAR Electric Co.,
Sr. Unsec’d. Notes
5.200%	03/01/35	400	407,763
5.400%	06/01/34	425	441,799
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	220	200,064
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
4.950%	12/15/29	220	224,903
5.500%	01/15/33	315	327,250
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	254,187
5.000%	06/01/33	1,685	1,708,085
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
5.350%	04/01/35	670	693,243
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	321	308,669
2.500%	02/01/31	2,380	2,121,017
3.300%	08/01/40	397	301,243
3.500%	08/01/50	270	184,732
3.950%	12/01/47	1,410	1,055,417
4.300%	03/15/45	800	639,423
4.550%	07/01/30	660	655,810
4.750%	02/15/44	165	141,234
4.950%	07/01/50	1,731	1,491,303
5.450%	06/15/27	2,100	2,135,299
5.800%	05/15/34	455	471,605
5.900%	10/01/54	1,676	1,638,360
6.100%	01/15/29	555	580,205
6.100%	10/15/55	405	404,433
6.150%	01/15/33	423	448,077
6.750%	01/15/53(a)	1,261	1,358,500
6.950%	03/15/34	1,152	1,277,165

A19

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PacifiCorp,
First Mortgage
5.350%	12/01/53	1,295	$1,195,652
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	136	105,895
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	231,072
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	75	77,206
PG&E Wildfire Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-5
5.099%	06/01/54	1,800	1,699,959
Pinnacle West Capital Corp.,
Sr. Unsec’d. Notes
4.900%	05/15/28(a)	580	589,229
5.150%	05/15/30(a)	602	619,433
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,302	2,652,155
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.200%	01/15/35	1,390	1,407,592
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
4.900%	03/15/30	1,095	1,119,272
5.450%	04/01/34	145	150,092
5.850%	11/15/27(a)	1,780	1,842,816
6.125%	10/15/33	730	788,236
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30	308	300,771
4.224%	03/15/32	300	287,081
5.725%	03/15/35	2,575	2,652,798
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	198,777
5.350%	04/01/53	2,950	2,836,190
5.400%	04/15/35	645	667,002
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30(a)	694	622,225
2.750%	02/01/32	470	413,410
3.650%	02/01/50	1,245	871,274
5.450%	03/01/35	120	121,378
5.700%	03/01/53	535	503,067
5.750%	04/15/54	1,235	1,163,371
5.875%	12/01/53	201	194,261
5.900%	03/01/55	886	860,036
5.950%	11/01/32	615	648,886
6.200%	09/15/55	30	30,347
First Mortgage, Series D
4.700%	06/01/27	2,180	2,188,817
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Mortgage, Series E
5.450%	06/01/52	90	$81,736
First Ref. Mortgage
4.000%	04/01/47	749	565,410
4.650%	10/01/43	80	68,312
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	131	102,419
First Ref. Mortgage, Series C
4.125%	03/01/48	932	713,741
Southern Co. (The),
Jr. Sub. Notes
5.113%	08/01/27	2,150	2,187,459
Sr. Unsec’d. Notes
4.850%	03/15/35	1,625	1,609,617
5.700%	03/15/34	325	343,522
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	3,585	3,443,558
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35	1,205	1,188,489
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
5.300%	04/01/33	265	270,772
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
5.000%	01/15/31	190	194,847
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	04/01/33(a)	1,985	2,020,546
5.000%	01/15/34	1,590	1,608,762
5.350%	01/15/54	380	365,219
5.650%	03/15/55	2,035	2,045,161
Sr. Unsec’d. Notes, Series B
4.200%	05/15/45	80	66,809
Sr. Unsec’d. Notes, Series C
4.900%	09/15/35	1,505	1,497,088
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	925	946,245
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	2,700	2,964,240
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	845	843,950
Sr. Sec’d. Notes, 144A
5.700%	12/30/34	270	279,312
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
5.375%	03/30/34	610	632,182
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	735	729,401
5.600%	04/15/35(a)	860	892,411
			147,093,185

A20

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electrical Components & Equipment — 0.1%
Carbon 31 Apartments,
4.120%	11/18/30^		1,357	$1,357,433
The Parkway on Westlake,
3.970%	10/01/30		865	856,125
Town & Country Apartments,
4.420%	11/01/30		1,239	1,249,841
4.450%	10/01/30		690	698,949
				4,162,348
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	03/01/35		640	649,985
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47		644	558,670
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		545	534,100
4.250%	10/31/26		1,386	1,381,398
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29		1,500	1,438,654
				3,912,822
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		500	478,004
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		500	514,368
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32		335	354,263
				1,346,635
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
1.450%	02/15/31		525	454,803
4.875%	04/01/29		155	158,864
5.200%	11/15/34(a)		1,300	1,346,460
Veralto Corp.,
Gtd. Notes
5.500%	09/18/26		305	308,665
				2,268,792
Foods — 0.6%
B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		1,060	1,027,645
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	110	130,760
8.125%	05/14/30	GBP	200	256,540
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	1,075	$1,280,878
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36		750	761,437
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.625%	01/15/32		135	125,780
5.750%	04/01/33		575	599,716
6.750%	03/15/34(a)		1,750	1,936,729
7.250%	11/15/53		250	286,709
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36		2,550	2,595,162
6.375%	04/15/66(a)		2,885	2,967,908
Kraft Heinz Foods Co.,
Gtd. Notes
5.200%	03/15/32(a)		1,365	1,399,545
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	09/15/34		330	332,664
5.500%	09/15/54		900	876,610
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		505	422,710
Sr. Unsec’d. Notes, 144A
4.600%	03/01/28		195	197,373
5.000%	03/01/32(a)		2,390	2,444,544
5.200%	03/01/35(a)		2,375	2,426,870
5.650%	05/01/45		3,915	3,973,790
5.800%	05/01/65		370	377,330
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.625%	03/17/27		1,370	1,342,170
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31		353	341,315
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.700%	03/15/34		150	158,069
				26,262,254
Gas — 0.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
5.900%	11/15/33		450	487,946
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.757%	03/16/32		345	324,751
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A
4.632%	08/05/27(a)		3,170	3,194,788
4.866%	08/05/32		1,820	1,798,171

A21

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	201	$177,973
5.850%	01/15/41	251	258,996
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	460	399,611
3.600%	05/01/30	790	765,234
5.350%	04/01/34	250	257,342
5.350%	07/15/35(a)	1,070	1,092,991
5.400%	06/30/33	280	290,547
Southern California Gas Co.,
First Mortgage
5.750%	06/01/53(a)	590	595,929
6.000%	06/15/55	1,410	1,476,706
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series B
5.100%	09/15/35	900	902,556
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30	799	725,886
			12,749,427
Healthcare-Products — 0.2%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.550%	03/01/39	1,000	954,671
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39	1,150	940,082
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.650%	11/15/27	1,265	1,304,075
Sr. Unsec’d. Notes
5.500%	06/15/35(a)	605	626,971
5.905%	11/22/32(a)	620	666,901
Solventum Corp.,
Gtd. Notes
5.400%	03/01/29	353	364,313
5.600%	03/23/34	1,601	1,667,925
5.900%	04/30/54(a)	540	555,114
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.473%	10/07/32	1,015	1,014,909
			8,094,961
Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	283	244,497
6.750%	12/15/37	469	518,099
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	523	413,921
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31	990	$853,271
2.625%	08/01/31	280	240,684
Cigna Group (The),
Gtd. Notes
4.800%	08/15/38	1,052	1,004,266
Sr. Unsec’d. Notes
3.200%	03/15/40	2,320	1,813,319
4.875%	09/15/32(a)	1,990	2,010,065
5.250%	01/15/36	1,640	1,660,807
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	214	184,817
Sr. Sec’d. Notes
5.205%	12/01/31	275	284,327
5.318%	12/01/34	3,145	3,201,059
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	1,540	1,475,106
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.100%	05/15/32	280	271,518
4.550%	05/15/52	210	175,480
5.375%	06/15/34	425	438,167
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32	336	315,342
4.625%	03/15/52	1,800	1,485,509
5.250%	03/01/30	1,050	1,083,914
5.450%	09/15/34	520	533,131
5.500%	06/15/47	656	626,338
5.600%	04/01/34	75	77,880
5.750%	03/01/35(a)	804	840,714
5.950%	09/15/54	350	348,892
6.100%	04/01/64	120	120,459
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	200	170,455
4.950%	10/01/44	176	156,695
5.375%	04/15/31	455	468,143
5.550%	05/01/35	880	896,485
5.750%	03/01/28	1,680	1,733,586
5.875%	03/01/33	350	368,149
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27	200	204,220
5.849%	05/08/29	200	208,783
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	980,825
Unsec’d. Notes, Series 2021
2.810%	06/01/41	350	258,578
Laboratory Corp. of America Holdings,
Gtd. Notes
4.350%	04/01/30	2,570	2,571,016

A22

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.550%	04/01/32	670	$665,997
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/31/30	378	329,465
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%
11.500%	12/31/30	202	210,645
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	818,476
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	152,620
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	168	167,311
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
6.400%	11/30/33	500	554,671
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	275	268,527
4.625%	06/15/28	200	198,241
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	310	280,890
2.300%	05/15/31	200	179,204
2.750%	05/15/40	1,190	886,532
3.250%	05/15/51	168	114,494
3.875%	08/15/59	511	373,869
4.200%	05/15/32	635	625,616
4.500%	04/15/33	385	380,743
4.750%	05/15/52	495	435,610
4.950%	05/15/62	585	513,609
5.050%	04/15/53	800	733,151
5.300%	02/15/30	125	130,061
5.300%	06/15/35	245	253,274
5.375%	04/15/54	1,145	1,097,879
5.700%	10/15/40	246	254,862
5.750%	07/15/64	25	24,915
			37,889,179
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	1,738	1,858,790
Home Builders — 0.1%
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	475	483,047
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	180	179,528
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	361,020
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,247	$1,204,714
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	249	252,010
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	249	248,352
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	307	307,064
			3,035,735
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	190	188,306
6.625%	05/15/32(a)	95	93,751
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	145	153,764
			435,821
Insurance — 0.8%
Aon North America, Inc.,
Gtd. Notes
5.450%	03/01/34	1,710	1,781,383
Athene Global Funding,
Sec’d. Notes, 144A
4.721%	10/08/29	1,525	1,536,876
4.950%	01/07/27	1,095	1,105,223
5.684%	02/23/26	2,670	2,683,122
Sec’d. Notes, 144A, MTN
2.646%	10/04/31	1,700	1,514,428
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	553	475,137
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29	600	616,617
Sr. Sec’d. Notes, 144A
4.900%	08/21/32	560	562,575
Equitable America Global Funding,
Sec’d. Notes, 144A
4.700%	09/15/32	1,130	1,124,814
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	1,115	1,052,658
5.000%	03/27/30(a)	600	614,596
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	830	782,970
6.000%	12/07/33	2,760	2,930,333
GA Global Funding Trust,
Sec’d. Notes, 144A
4.500%	09/18/30	1,745	1,732,986

A23

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	2	$2,013
Lincoln Financial Global Funding,
Sec’d. Notes, 144A
4.625%	05/28/28	430	434,694
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	447	479,792
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	154	140,558
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/55	475	466,135
Met Tower Global Funding,
Sec’d. Notes, 144A, MTN
4.800%	01/14/28(a)	1,740	1,768,014
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	459	483,892
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
5.100%	01/25/29	1,180	1,210,793
Protective Life Global Funding,
Sec’d. Notes, 144A
4.803%	06/05/30	475	483,729
Sec’d. Notes, 144A, MTN
5.215%	06/12/29	300	310,445
RGA Global Funding,
Sec’d. Notes, 144A
5.250%	01/09/30(a)	1,740	1,800,168
5.448%	05/24/29	950	985,943
Sammons Financial Group Global Funding,
Sec’d. Notes, 144A
4.950%	06/12/30	760	771,260
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	309	345,817
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	653	602,721
6.850%	12/16/39	50	57,228
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.050%	07/24/35	870	885,458
Willis North America, Inc.,
Gtd. Notes
4.650%	06/15/27	1,965	1,979,749
			31,722,127
Internet — 0.2%
Alphabet, Inc.,
Sr. Unsec’d. Notes
5.300%	05/15/65	2,235	2,221,155
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	313	$193,047
3.875%	08/22/37	501	461,439
4.250%	08/22/57	145	121,722
Cablevision Lightpath LLC,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	275	270,381
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	140	143,405
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54(a)	1,905	1,883,118
5.550%	08/15/64	1,315	1,305,306
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/34	125	125,163
			6,724,736
Investment Companies — 0.1%
Ares Strategic Income Fund,
Sr. Unsec’d. Notes, 144A
5.150%	01/15/31	1,095	1,081,960
5.800%	09/09/30	1,700	1,727,860
			2,809,820
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	205	209,056
7.375%	05/01/33(a)	125	127,581
7.500%	09/15/31	300	309,149
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
7.000%	04/01/31	160	162,083
9.250%	10/01/28	150	157,140
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
1.650%	10/15/27	400	380,604
3.250%	10/15/50	800	551,208
			1,896,821
Leisure Time — 0.0%
Carnival Corp.,
Gtd. Notes, 144A
5.125%	05/01/29	390	390,000
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	300	294,711
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32	185	190,319
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	705	690,583
			1,565,613

A24

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	208	$207,090
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	322	319,255
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28(a)	396	404,322
			930,667
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
4.800%	01/08/30	1,740	1,794,589
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	441	459,531
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.850%	06/11/29(a)	1,730	1,777,043
Sr. Unsec’d. Notes, Series I, MTN
4.250%	06/05/28	970	977,857
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
5.125%	11/19/31	440	456,245
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.900%	05/29/30	715	730,737
5.611%	03/11/34	1,010	1,060,967
			5,462,380
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	538	534,636
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	380	353,465
2.800%	04/01/31	330	297,569
3.500%	03/01/42	300	216,091
3.850%	04/01/61(a)	909	565,869
4.400%	12/01/61	512	354,928
5.050%	03/30/29	2,446	2,477,687
5.125%	07/01/49	240	198,455
5.375%	05/01/47	246	212,448
5.500%	04/01/63	480	401,821
5.850%	12/01/35(a)	915	923,965
6.384%	10/23/35	1,805	1,890,056
6.484%	10/23/45	20	19,756
6.550%	06/01/34	190	202,462
6.834%	10/23/55	151	153,907
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	32	$28,416
2.800%	01/15/51	604	367,949
2.887%	11/01/51	2,145	1,320,260
3.250%	11/01/39	570	454,332
3.400%	04/01/30	340	328,869
3.750%	04/01/40	1,551	1,302,344
3.969%	11/01/47	1,053	821,897
3.999%	11/01/49	274	211,193
4.000%	08/15/47	130	101,802
4.150%	10/15/28	207	207,874
4.250%	10/15/30	494	494,761
4.250%	01/15/33	292	286,042
4.800%	05/15/33	320	322,968
5.100%	06/01/29	2,785	2,878,461
5.650%	06/01/54	325	318,120
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34	2,680	2,668,520
5.950%	09/01/54	815	755,949
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	138	123,079
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	615	397,132
4.125%	12/01/30	200	131,015
5.375%	02/01/28	260	228,800
5.500%	04/15/27	350	332,365
6.500%	02/01/29	900	664,809
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	288	101,070
5.750%	01/15/30	550	209,472
Paramount Global,
Gtd. Notes
4.375%	03/15/43	738	569,388
5.850%	09/01/43	276	252,233
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	1,500	1,203,918
6.550%	05/01/37	692	718,940
6.750%	06/15/39	714	744,701
7.300%	07/01/38	1,201	1,311,282
			28,661,076
Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
5.750%	04/05/34	1,365	1,431,107
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	105	107,747
5.750%	05/01/43	17	17,595
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.900%	02/28/33(a)	775	792,017

A25

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
5.125%	02/21/32	70	$72,405
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33	135	138,850
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	02/15/34	415	427,554
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30	36	35,671
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31	190	173,938
5.371%	04/04/29	1,930	1,988,054
5.634%	04/04/34	552	573,352
6.375%	10/06/30	835	902,325
6.500%	10/06/33	155	170,697
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	95	99,513
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30(a)	610	631,897
Rio Tinto Alcan, Inc. (Canada),
Sr. Unsec’d. Notes
6.125%	12/15/33	525	575,734
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.000%	03/14/32	380	390,528
5.875%	03/14/65	610	635,407
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
5.250%	11/08/42	1,587	1,537,295
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	93	93,046
			10,794,732
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	158	139,599
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, MTN
4.450%	11/21/44	400	355,034
			494,633
Multi-National — 0.0%
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	417	417,247
Oil & Gas — 1.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	4,301	3,929,740
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
5.800%	10/01/54	1,245	$1,153,989
6.000%	06/13/33	295	309,490
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24^(d)	5,175	5
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	28	33,721
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	900	918,928
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	882	584,820
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	3,855	3,404,476
5.400%	06/15/47	111	102,485
6.750%	11/15/39	53	58,540
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	345	259,335
4.025%	03/15/62	1,314	981,856
4.300%	11/15/44	362	312,978
4.700%	01/15/30	2,005	2,044,541
5.300%	05/15/53	250	238,170
5.500%	01/15/55	15	14,676
5.550%	03/15/54	170	167,633
5.650%	01/15/65	395	388,043
5.700%	09/15/63	865	858,478
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	504	491,188
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	02/15/35	1,568	1,582,153
5.600%	03/15/34	617	633,778
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	425	422,496
9.250%	02/15/28	559	581,376
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	311	270,747
5.600%	07/15/41	506	487,615
Diamondback Energy, Inc.,
Gtd. Notes
4.400%	03/24/51	290	234,324
5.550%	04/01/35	365	374,805
5.750%	04/18/54	200	192,337
5.900%	04/18/64	270	260,050
6.250%	03/15/33	525	565,443
6.250%	03/15/53	130	133,243
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29	1,380	1,498,266

A26

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	05/15/34(a)		1,070	$1,096,880
5.750%	05/19/35		595	618,647
5.950%	05/15/54		550	548,224
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.000%	07/15/32		625	639,445
5.350%	01/15/36		735	754,824
5.650%	12/01/54		330	330,664
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/27		50	50,995
7.500%	06/01/30		50	55,152
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31		560	523,713
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40		505	429,448
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51		205	150,149
4.114%	03/01/46		534	453,171
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33		1,363	1,581,670
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		103	101,663
6.000%	02/01/31		103	99,358
6.250%	04/15/32		625	601,989
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33		1,100	1,159,839
7.375%	11/01/31		150	167,121
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	274	365,831
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		104	103,376
6.490%	01/23/27		582	587,820
6.500%	01/23/29		1,215	1,235,655
6.625%	06/15/38		10	9,054
6.700%	02/16/32		1,276	1,264,835
6.840%	01/23/30		523	532,158
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	394	472,262
Gtd. Notes, MTN
8.750%	06/02/29		406	438,175
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		700	628,973
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.875%	07/17/64		275	270,256
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Shell Finance US, Inc.,
Gtd. Notes
4.375%	05/11/45		241	$210,656
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38		665	753,546
TotalEnergies Capital SA (France),
Gtd. Notes
5.425%	09/10/64		800	772,429
5.638%	04/05/64(a)		1,300	1,293,504
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.875%	05/22/30		805	837,199
6.500%	05/22/35		715	757,732
Viper Energy Partners LLC,
Gtd. Notes
5.700%	08/01/35		1,530	1,556,831
				44,942,969
Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
7.450%	09/15/39		475	568,533
Packaging & Containers — 0.2%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32		3,450	3,203,993
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27		430	12,886
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes
2.125%	08/15/26	EUR	200	228,095
Sr. Sec’d. Notes, 144A
4.125%	08/15/26		200	193,500
Ball Corp.,
Gtd. Notes
5.500%	09/15/33		500	505,485
6.000%	06/15/29		325	332,655
Berry Global, Inc.,
Sr. Sec’d. Notes
5.800%	06/15/31		2,390	2,529,730
Clydesdale Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		225	231,102
LABL, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	11/01/28		50	42,454
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.050%	12/15/49		1,350	1,073,561
				8,353,461

A27

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	1,974	$1,904,050
4.050%	11/21/39	3,095	2,769,378
4.250%	11/21/49	497	419,589
4.950%	03/15/31	200	206,684
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.200%	02/22/34	730	756,788
5.550%	02/22/54	385	383,710
5.650%	02/22/64	150	148,799
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/30(a)	1,695	1,700,658
5.000%	11/15/29	1,180	1,210,055
5.450%	02/15/34	400	414,944
Cencora, Inc.,
Sr. Unsec’d. Notes
4.850%	12/15/29	1,365	1,393,018
5.125%	02/15/34	1,000	1,023,635
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	175	153,616
1.875%	02/28/31	948	824,042
2.125%	09/15/31	1,035	897,174
3.250%	08/15/29	627	600,963
3.750%	04/01/30	448	434,015
4.125%	04/01/40	79	67,107
5.125%	07/20/45	790	716,760
5.300%	12/05/43	130	121,633
5.450%	09/15/35	665	676,967
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	130	131,741
6.943%	01/10/30	146	153,183
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.550%	10/15/32	1,875	1,888,963
5.500%	02/12/55	415	423,900
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	305	294,692
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
5.300%	05/19/53	750	722,950
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/30	597	559,975
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830	2,156,760
			23,155,749
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 1.4%
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	1,060	$966,371
4.000%	03/01/31	210	202,630
Gtd. Notes, 144A
5.550%	10/30/35(a)	1,405	1,437,185
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	990	987,248
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.097%	10/01/31	343	348,216
5.681%	01/15/34	365	376,285
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.695%	10/01/54	1,550	1,485,727
5.927%	08/15/30	715	756,466
6.036%	11/15/33	1,405	1,499,426
6.544%	11/15/53	150	161,097
DT Midstream, Inc.,
Gtd. Notes, 144A
5.800%	12/15/34	755	779,551
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
6.200%	01/15/55	405	425,168
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	48	42,012
Enbridge, Inc. (Canada),
Gtd. Notes
5.550%	06/20/35	395	406,656
5.625%	04/05/34	1,850	1,929,343
5.700%	03/08/33	140	147,099
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	25,721
Sr. Unsec’d. Notes
4.950%	06/15/28	634	644,876
5.300%	04/01/44	9	8,243
5.400%	10/01/47	3,551	3,255,187
5.700%	04/01/35	1,355	1,399,641
6.250%	04/15/49	1,325	1,337,315
6.400%	12/01/30	335	363,041
7.500%	07/01/38	192	223,105
Enterprise Products Operating LLC,
Gtd. Notes
3.300%	02/15/53	185	125,717
3.700%	01/31/51	207	153,991
4.600%	01/15/31	615	621,662
4.850%	03/15/44	151	139,056
4.950%	02/15/35	250	252,194
5.200%	01/15/36	285	289,716
5.950%	02/01/41	335	353,978
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	300	324,564

A28

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sr. Sec’d. Notes, 144A, MTN
5.853%	02/23/36	575	$603,187
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	1,278	847,405
4.300%	03/01/28	257	258,184
5.550%	06/01/45	28	27,221
Gtd. Notes, GMTN
7.750%	01/15/32	717	833,989
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	365	330,423
4.700%	04/15/48	177	148,221
4.800%	02/15/31(a)	1,305	1,313,254
4.950%	09/01/32	750	752,718
5.000%	01/15/33	1,250	1,246,878
5.200%	03/01/47	1,498	1,346,826
5.200%	12/01/47	1,820	1,628,973
5.400%	04/01/35	135	136,156
5.400%	09/15/35	310	310,763
5.500%	06/01/34	1,035	1,055,174
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
3.250%	07/15/31	850	770,412
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	780,554
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	812	653,438
4.750%	10/15/31	295	295,013
5.050%	11/01/34	1,775	1,751,272
5.400%	10/15/35	975	979,359
5.550%	11/01/26	160	162,005
5.800%	11/01/30	260	274,004
6.050%	09/01/33	470	498,341
6.625%	09/01/53	990	1,052,727
Plains All American Pipeline LP,
Sr. Unsec’d. Notes
5.950%	06/15/35	820	856,394
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	180	187,920
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	654	645,925
Targa Resources Corp.,
Gtd. Notes
5.200%	07/01/27	1,295	1,316,049
5.550%	08/15/35	3,190	3,254,085
5.650%	02/15/36	330	337,823
6.500%	03/30/34	370	402,873
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32(a)	610	579,534
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.950%	05/15/50	540	$422,784
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	62,270
4.125%	08/15/31	40	37,771
6.250%	01/15/30	925	964,749
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	1,850	1,831,633
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	2,609	2,544,383
4.500%	03/01/28	20	20,021
5.250%	02/01/50	441	384,307
5.300%	03/01/48	77	67,148
5.500%	08/15/48	11	9,799
Whistler Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.400%	09/30/29	25	25,733
5.700%	09/30/31	545	566,446
5.950%	09/30/34	267	275,040
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	11	10,928
4.900%	01/15/45	390	352,152
5.100%	09/15/45	353	326,842
5.150%	03/15/34	105	106,704
5.400%	03/04/44	417	405,395
5.600%	03/15/35	560	581,543
6.000%	03/15/55	215	222,125
7.750%	06/15/31	643	739,444
			57,062,804
Real Estate — 0.0%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30	190	192,833
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.375%	02/01/31	1,500	1,406,606
			1,599,439
Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes
2.700%	04/15/31	735	670,794
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30(a)	5,683	5,574,587
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	955	810,494

A29

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.100%	04/01/31	175	$153,153
2.250%	01/15/31(a)	1,275	1,134,575
3.100%	11/15/29	368	349,962
3.800%	02/15/28	492	486,395
4.800%	09/01/28	152	154,088
5.600%	06/01/29	1,200	1,246,109
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32	1,031	926,298
4.000%	01/15/31	745	712,182
Goodman US Finance Six LLC (Australia),
Gtd. Notes, 144A
5.125%	10/07/34	385	387,963
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,013	1,863,762
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	25	26,614
NNN REIT, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/34	1,000	1,036,686
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	800	798,989
Realty Income Corp.,
Sr. Unsec’d. Notes
4.500%	02/01/33	1,490	1,473,747
4.900%	07/15/33	1,000	1,013,641
5.125%	04/15/35	610	619,976
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	10/15/28	140	140,018
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	2,534	2,292,119
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28	1,824	1,919,760
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26	1,803	1,802,875
5.750%	02/01/27	3,418	3,461,460
			29,056,247
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	366	357,303
AutoNation, Inc.,
Sr. Unsec’d. Notes
1.950%	08/01/28	1,500	1,406,888
5.890%	03/15/35	1,760	1,817,783
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
AutoZone, Inc.,
Sr. Unsec’d. Notes
5.400%	07/15/34		170	$176,306
6.550%	11/01/33		845	943,632
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	150	180,552
7.375%	08/31/32	GBP	175	239,320
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		800	837,019
9.000%	06/01/31		856	969,520
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
3.850%	05/01/27(a)		950	945,373
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32		1,075	962,813
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40		414	339,201
3.350%	04/15/50		623	449,699
5.300%	06/25/54		75	73,433
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.600%	07/01/30		337	328,943
3.625%	09/01/49(a)		835	625,407
4.200%	04/01/50		619	508,620
5.000%	02/13/36		815	821,179
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32		634	639,396
5.000%	08/19/34		125	126,109
Rite Aid Corp.,
Sec’d. Notes
—%(p)	12/31/47^		60	—
Sec’d. Notes, Series A, PIK 15.000%
15.000%	08/30/31(d)		183	229
Sec’d. Notes, Series B, PIK 15.000%
15.000%	08/30/31(d)		87	108
Sr. Sec’d. Notes, PIK 8.000%
0.000%	12/31/30^		170	—
Sr. Sec’d. Notes, 144A, PIK 11.466%
0.010%	08/30/31^(d)		63	—
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		875	874,003
				13,622,836
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Non-Preferred Notes, 144A
3.960%(ff)	07/18/30		895	880,734
5.537%(ff)	07/14/36		395	405,343
				1,286,077

A30

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.8%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/41	750	$554,774
Applied Materials, Inc.,
Sr. Unsec’d. Notes
4.600%	01/15/36	995	985,215
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.150%	02/15/28	535	536,544
4.200%	10/15/30	1,360	1,357,504
4.800%	04/15/28	1,740	1,772,220
4.800%	02/15/36	430	428,716
4.900%	07/15/32	2,300	2,352,222
5.050%	07/12/29	665	684,981
5.150%	11/15/31	1,600	1,660,840
5.200%	07/15/35	1,550	1,599,264
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,100	952,303
3.187%	11/15/36	2,200	1,878,050
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	790	820,216
5.900%	01/25/30	635	669,436
5.900%	01/25/33	250	263,622
6.150%	01/25/32	1,655	1,768,118
6.250%	01/25/35	225	240,965
Intel Corp.,
Sr. Unsec’d. Notes
3.050%	08/12/51	145	91,915
3.200%	08/12/61	176	105,285
3.250%	11/15/49	496	329,864
3.734%	12/08/47	1,814	1,333,710
4.100%	05/11/47	340	264,917
4.150%	08/05/32	500	482,691
4.750%	03/25/50	651	550,717
5.050%	08/05/62	550	471,922
5.200%	02/10/33(a)	575	588,176
KLA Corp.,
Sr. Unsec’d. Notes
4.650%	07/15/32	900	913,197
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.450%	07/15/35(a)	1,764	1,819,674
5.750%	02/15/29	900	938,753
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.300%	01/15/31	310	320,733
5.650%	11/01/32	780	818,011
5.875%	02/09/33	180	191,129
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40(a)	1,050	899,017
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
4.400%	06/01/27	1,320	1,323,062
5.000%	01/15/33	1,100	1,112,375
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.750%	05/20/32	815	$831,280
4.800%	05/20/45	340	318,618
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.050%	05/18/63	440	408,316
			32,638,352
Software — 0.5%
Adobe, Inc.,
Sr. Unsec’d. Notes
4.950%	01/17/30(a)	1,240	1,285,614
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes
4.700%	09/10/34	1,300	1,297,782
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31	230	235,738
9.250%	06/01/30	165	170,403
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.400%	07/01/49	400	330,085
5.150%	08/12/34	2,200	2,226,471
Intuit, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/33	500	522,586
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	140	95,088
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31	1,015	932,639
2.950%	04/01/30	430	405,133
3.600%	04/01/50	1,020	718,106
4.100%	03/25/61	2,059	1,479,690
4.300%	07/08/34	2,041	1,951,078
4.800%	09/26/32	3,620	3,625,349
4.900%	02/06/33(a)	650	656,317
5.500%	09/27/64	475	434,620
5.875%	09/26/45	800	802,767
6.000%	08/03/55	1,090	1,094,381
6.150%	11/09/29	245	261,280
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.750%	02/15/32	375	379,022
4.900%	10/15/34	650	650,218
Synopsys, Inc.,
Sr. Unsec’d. Notes
5.700%	04/01/55	895	903,208
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.000%	04/14/32	1,650	1,586,515
			22,044,090

A31

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	1,700	$1,608,959
2.300%	06/01/27	766	743,708
2.550%	12/01/33	251	213,810
3.500%	06/01/41	4,242	3,390,839
3.500%	09/15/53	792	547,262
3.550%	09/15/55	397	273,423
3.650%	09/15/59	869	594,189
3.800%	12/01/57	692	493,690
4.350%	06/15/45	214	180,419
4.500%	05/15/35	115	110,960
5.350%	09/01/40	230	228,313
5.550%	08/15/41	221	222,237
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%(s)	12/31/30(x)	15	1
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%(s)	12/31/30^(x)	51	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)	840	861,798
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29	1,725	1,897,956
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	950	947,927
5.875%	10/15/27	175	175,017
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	06/30/33	1,820	1,855,536
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	04/15/30	1	710
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30	280	284,460
5.171%	07/16/32	4,210	4,302,949
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.550%	03/15/52	1,200	993,408
5.300%	02/15/34	420	426,195
Sprint LLC,
Gtd. Notes
7.625%	03/01/26	105	105,237
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	2,082	1,890,480
3.875%	04/15/30	380	372,500
4.200%	10/01/29	1,780	1,778,302
4.700%	01/15/35	590	579,682
5.125%	05/15/32	120	123,458
5.750%	01/15/34	195	206,502
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29	1,150	$1,224,267
			26,634,194
Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
0.010%	07/05/22(d)	200	200
Transportation — 0.0%
CSX Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/49	950	681,431
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	78	80,527
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30	1,115	1,083,248
			1,845,206
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27	1,695	1,698,028
5.350%	03/30/29	1,560	1,604,792
6.050%	08/01/28	175	182,734
			3,485,554

Total Corporate Bonds (cost $1,104,465,667)			1,089,080,044
Floating Rate and Other Loans — 0.0%
Chemicals — 0.0%
Venator Finance Sarl,
Initial First Out Term Loan, 3 Month SOFR + 10.000%
14.318%(c)	12/31/25^	160	120,259
Term Loan, 1 Month SOFR + 8.000%
14.318%(c)	10/12/28^	229	4,572
Venator Materials LLC,
First Out Term B Loan, 1 Month SOFR + 9.000%
14.296%(c)	07/16/26^	161	120,918
			245,749
Commercial Services — 0.0%
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%
8.058%(c)	12/31/30	125	124,468
Second Out Term Loan, 1 Month SOFR + 4.600%
9.170%(c)	12/31/30	—(r)	51
			124,519
Foods — 0.0%
Moran Foods LLC,
2023 First Lien FLFO PIK Term Loan
—%(p)	06/30/26	663	463,985

A32

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Foods (cont’d.)
2023 First Lien FLSO PIK Term Loan
—%(p)	06/30/26^	373	$82,535
Super Senior Delayed Draw Term Loan, 1 Month SOFR + 11.600%
16.909%(c)	06/30/26^	19	19,279
			565,799
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
—%(p)	05/16/23^	17	170
Software — 0.0%
Interface Security Systems LLC,
Term Loan
—%(p)	11/23/27^	1,321	990,475

Total Floating Rate and Other Loans (cost $2,973,485)			1,926,712
Municipal Bonds — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135	134,334
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515	505,078
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015	1,073,404
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950	1,093,669
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119	99,090
			2,266,163
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,078	1,090,685
Massachusetts — 0.0%
Commonwealth of Massachusetts,
Taxable, Revenue Bonds, Series B
4.110%	07/15/31	241(r)	242,060
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	87,832
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	423,907
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey (cont’d.)
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	$528,183
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	415,388
			1,367,478
New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	545,232
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	101,179
New York Transportation Development Corp.,
Taxable, Revenue Bonds
4.248%	09/01/35	1,925	1,887,342
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 165
5.647%	11/01/40	185	198,296
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	400	340,201
Consolidated, Taxable, Revenue Bonds, Series 181
4.960%	08/01/46	515	494,511
			3,566,761
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	747,369
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	111,531
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	266,965
			378,496
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	311,561
Taxable, Revenue Bonds
4.427%	02/01/42	265	256,362
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	414,530
			982,453
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	1,205	708,580

Total Municipal Bonds (cost $14,155,600)			12,077,289

A33

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 6.4%
Ajax Mortgage Loan Trust,
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	$105,584
Anchor Mortgage Trust,
Series 2025-RTL01, Class A1, 144A
5.718%(cc)	05/25/40	1,710	1,718,568
Angel Oak Mortgage Trust,
Series 2020-02, Class A1A, 144A
2.531%(cc)	01/26/65	2,533	2,408,265
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	2,513	2,506,136
Series 2025-NQM06, Class A1, 144A
5.333%(cc)	06/25/65	1,600	1,608,613
BVRT LLC,
Series 2025-01, Class A, 144A, 30 Day Average SOFR + 0.000% (Cap N/A, Floor 0.000%)
4.367%(c)	05/10/33	3,049	2,940,864
Center Street Lending Resi-Investor ABS Mortgage Trust,
Series 2024-RTL01, Class A1, 144A
6.892%(cc)	10/25/29	3,060	3,095,680
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	1,335	1,236,090
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	454	407,325
Series 2025-RPL01, Class A1A, 144A
3.375%(cc)	04/25/65	2,356	2,135,349
CIM Trust,
Series 2022-R03, Class A1, 144A
4.500%(cc)	03/25/62	3,061	3,026,738
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,228	1,219,573
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.593%(cc)	09/25/47	114	105,860
Series 2022-A, Class A1, 144A
9.170%(cc)	09/25/62	517	518,615
COLT Mortgage Loan Trust,
Series 2021-02, Class A1, 144A
0.924%(cc)	08/25/66	3,185	2,700,263
Series 2021-03, Class A1, 144A
0.956%(cc)	09/27/66	4,375	3,674,671
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	4,735	4,058,590
Series 2021-05, Class A1, 144A
1.726%(cc)	11/26/66	2,863	2,584,213
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.856%(c)	10/25/43	583	583,205
Series 2024-R02, Class 1M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.156%(c)	02/25/44	761	767,259
Credit Suisse Mortgage Trust,
Series 2021-AFC1, Class A1, 144A
0.830%(cc)	03/25/56	1,658	1,368,161
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-NQM01, Class A1, 144A
0.809%(cc)	05/25/65	1,315	$1,195,002
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	802	773,051
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	4,495	3,994,118
Series 2021-03, Class A1, 144A
1.194%(cc)	08/25/66	3,923	3,461,259
EFMT,
Series 2025-INV03, Class A1, 144A
5.444%(cc)	07/25/70	991	996,720
Fannie Mae Interest Strips,
Series 429, Class C3, IO
2.500%	09/25/52	2,861	449,113
Series 437, Class C8, IO
2.500%	06/25/52	2,852	460,507
Fannie Mae REMIC,
Series 2011-142, Class PE
3.500%	01/25/42	1,822	1,726,264
Series 2011-98, Class ZL
3.500%	10/25/41	1,495	1,421,875
Series 2013-009, Class CB
5.500%	04/25/42	520	536,881
Series 2014-59, Class ZA
3.000%	09/25/44	1,340	1,231,941
Series 2014-95, Class ZC
3.000%	01/25/45	1,862	1,710,736
Series 2016-03, Class IN, IO
6.000%	02/25/46	1,381	200,558
Series 2016-43, Class GZ
3.000%	07/25/46	1,764	1,578,399
Series 2017-22, Class BZ
3.500%	04/25/47	2,366	2,215,289
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.579%(c)	04/25/50	450	60,445
Series 2020-35, Class AI, IO
3.000%	06/25/50	2,904	467,214
Series 2020-56, Class AQ
2.000%	08/25/50	800	647,373
Series 2020-57, Class TA
2.000%	04/25/50	720	638,199
Series 2020-74, Class HI, IO
5.500%	10/25/50	1,886	326,618
Series 2020-77, Class HI, IO
4.000%	11/25/50	2,055	416,683
Series 2020-85, Class PI, IO
3.000%	12/25/50	2,919	476,278
Series 2020-97, Class EI, IO
2.000%	01/25/51	3,182	417,755
Series 2021-03, Class NI, IO
2.500%	02/25/51	3,260	494,304
Series 2021-03, Class TI, IO
2.500%	02/25/51	2,753	467,620

A34

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-95, Class GA
1.875%	03/25/51	13,872	$11,592,367
Series 2022-05, Class AB
2.000%	03/25/50	908	786,342
Series 2023-53, Class GB
6.000%	08/25/44	1,203	1,221,440
Series 2024-41, Class DA
5.500%	12/25/51	1,322	1,337,157
Series 2024-70, Class SA, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.594%(c)	10/25/54	3,865	206,286
Series 2025-03, Class BA
5.500%	03/25/52	1,254	1,269,626
Series 2025-03, Class DA
5.500%	04/25/52	1,146	1,158,520
Series 2025-19, Class SC, IO, 30 Day Average SOFR x (1) + 5.840% (Cap 5.840%, Floor 0.000%)
1.484%(c)	03/25/55	2,544	154,968
Series 2025-34, Class BA
5.000%	12/25/51	1,156	1,157,671
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA02, Class M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
8.106%(c)	02/25/42	2,825	2,919,468
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.256%(c)	04/25/42	725	745,844
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.706%(c)	05/25/42	1,775	1,842,113
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.506%(c)	09/25/42	528	531,054
Series 2022-HQA03, Class M1B, 144A, 30 Day Average SOFR + 3.550% (Cap N/A, Floor 0.000%)
7.906%(c)	08/25/42	775	811,292
Freddie Mac REMIC,
Series 2957, Class ZA
5.000%	03/15/35	552	566,849
Series 3967, Class ZP
4.000%	09/15/41	981	953,297
Series 4199, Class BZ
3.500%	05/15/43	1,325	1,253,967
Series 4430, Class NZ
3.000%	01/15/45	4,116	3,753,349
Series 4447, Class Z
3.000%	03/15/45	2,139	1,966,162
Series 4504, Class DZ
3.500%	08/15/45	2,460	2,335,672
Series 4640, Class CZ
3.500%	12/15/46	1,292	1,208,629
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,631	49,238
Series 5149, Class JI, IO
3.000%	12/25/49	1,818	316,458
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 5169, Class IO, IO
3.000%	09/25/51	2,425	$392,922
Series 5170, Class DP
2.000%	07/25/50	2,106	1,849,290
Series 5201, Class LA
3.000%	06/25/48	2,994	2,796,594
Series 5201, Class PA
2.500%	03/25/52	1,589	1,430,751
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	447	11,847
Series 5269, Class AD
2.000%	01/25/55	7,581	6,120,578
Series 5537, Class CS, IO, 30 Day Average SOFR x (1) + 5.750% (Cap 5.750%, Floor 0.000%)
1.394%(c)	05/25/55	3,775	272,428
Series 5558, Class EA
5.000%	10/25/52	649	649,733
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	07/25/55	2,719	2,764,641
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55	1,684	1,712,740
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	3,942	3,877,725
Series 2019-04, Class MV
3.000%	02/25/59	8,060	6,996,092
Freddie Mac Strips,
Series 375, Class C1, IO
2.500%	01/25/51	3,201	505,717
Series 386, Class C14, IO
2.500%	03/15/52	2,555	393,119
Series 389, Class C1, IO
1.500%	05/15/37	7,129	370,243
Series 389, Class C35, IO
2.000%	06/15/52	3,430	452,567
Series 405, Class C17, IO
2.500%	08/25/52	2,056	321,079
Series 406, Class PO, PO
1.196%(s)	10/25/53	2,039	1,742,974
Government National Mortgage Assoc.,
Series 2014-12, Class ZB
3.000%	01/16/44	2,119	1,953,190
Series 2014-46, Class IO, IO
5.000%	03/16/44	1,870	254,695
Series 2018-72, Class ID, IO
4.500%	08/20/45	1,982	374,045
Series 2020-146, Class IA, IO
3.500%	11/20/41	2,083	322,948
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	258	124
Series 2021-215, Class KA
2.500%	10/20/49	2,282	2,046,182

A35

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-H03, Class IO, IO
0.000%(cc)	04/20/70	2,265	$16,008
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	915	23,027
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,930	45,956
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	632	17,661
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	519	17,002
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,419	54,655
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	405	9,545
Series 2022-093, Class IO, IO
3.000%	08/20/51	4,910	530,363
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	2,358	48,990
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	1,834	47,167
Series 2022-139, Class AL
4.000%	07/20/51	900	820,103
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	1,912	36,305
Series 2022-189, Class PT
2.500%	10/20/51	647	543,017
Series 2022-197, Class CS, IO, 30 Day Average SOFR x (1) + 5.500% (Cap 5.500%, Floor 0.000%)
1.111%(c)	11/20/52	14,430	690,390
Series 2022-24, Class GA
3.000%	02/20/52	1,289	1,194,651
Series 2022-85, Class SL, IO, 30 Day Average SOFR x (1) + 4.250% (Cap 4.250%, Floor 0.000%)
0.000%(c)	05/20/52	34,485	1,520,241
Series 2024-129, Class AI, IO
5.000%	10/20/47	1,618	329,479
Series 2024-197, Class BN
3.000%	05/20/51	9,017	8,393,480
GS Mortgage-Backed Securities Trust,
Series 2025-NQM02, Class A1, 144A
5.648%(cc)	06/25/65	1,195	1,204,116
Series 2025-NQM03, Class A1, 144A
5.137%(cc)	11/25/65	1,352	1,353,259
HOMES Trust,
Series 2025-NQM04, Class A1, 144A
5.220%(cc)	08/25/70	1,293	1,298,237
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Imperial Fund Mortgage Trust,
Series 2021-NQM01, Class A1, 144A
1.071%(cc)	06/25/56		1,156	$1,014,258
Series 2021-NQM02, Class A1, 144A
1.073%(cc)	09/25/56		632	544,379
Series 2021-NQM03, Class A1, 144A
1.595%(cc)	11/25/56		4,386	3,843,491
Series 2021-NQM04, Class A1, 144A
2.091%(cc)	01/25/57		2,154	1,914,000
Series 2022-NQM02, Class A1, 144A
3.638%(cc)	03/25/67		3,878	3,700,130
JPMorgan Mortgage Trust,
Series 2025-NQM03, Class A1, 144A
5.495%(cc)	11/25/65		1,374	1,384,844
Series 2025-VIS02, Class A1, 144A
5.385%(cc)	01/25/63		1,385	1,396,793
Kinbane DAC (Ireland),
Series 2025-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.029%(c)	08/24/75	EUR	800	939,240
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A
6.000%(cc)	01/25/61		2,389	2,386,549
LHOME Mortgage Trust,
Series 2024-RTL05, Class A1, 144A
5.323%(cc)	09/25/39		2,700	2,710,455
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		2,100	2,114,713
Lugo Funding DAC (Spain),
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.526%(c)	05/26/66	EUR	2,100	2,454,270
MFA Trust,
Series 2021-INV01, Class A1, 144A
0.852%(cc)	01/25/56		146	141,524
Series 2024-RTL03, Class A1, 144A
5.913%(cc)	11/25/39		2,283	2,303,842
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59		4,425	4,041,761
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM05, Class A1, 144A
5.439%(cc)	07/25/70		1,280	1,287,930
Series 2025-NQM07, Class A1, 144A
4.984%(cc)	09/25/70		1,900	1,895,847
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56		99	93,633
Series 2017-01A, Class A1, 144A
4.000%(cc)	02/25/57		2,715	2,646,601
Series 2017-04A, Class A1, 144A
4.000%(cc)	05/25/57		1,447	1,394,192
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57		2,303	1,989,665
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57		94	92,430

A36

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	1,349	$1,303,700
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	1,555	1,516,044
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	462	435,680
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	326	318,669
Series 2024-RTL01, Class A1, 144A
6.664%(cc)	03/25/39	2,185	2,201,492
Series 2025-NQM04, Class A1, 144A
0.000%(cc)	07/25/65	976	983,287
NYMT Loan Trust,
Series 2025-CP01, Class A1, 144A
3.750%(cc)	11/25/69	1,567	1,502,622
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
4.922%(c)	06/25/57	66	64,276
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66	4,473	3,905,338
Series 2021-NQM2, Class A1, 144A
1.101%(cc)	05/25/61	4,947	4,106,053
Series 2021-NQM3, Class A1, 144A
1.054%(cc)	07/25/61	4,269	3,516,000
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65	872	880,917
Series 2025-NQM11, Class A1, 144A
5.418%(cc)	05/25/65	1,554	1,565,995
Series 2025-NQM13, Class A1, 144A
5.441%(cc)	05/25/65	1,731	1,745,719
Series 2025-NQM14, Class A1, 144A
5.162%(cc)	07/25/65	877	882,668
PRPM,
Series 2025-03, Class A1, 144A
6.255%(cc)	05/25/30	354	354,837
PRPM LLC,
Series 2025-05, Class A1, 144A
5.729%(cc)	07/25/30	709	709,535
Series 2025-06, Class A1, 144A
5.774%(cc)	08/25/28	1,757	1,759,127
Series 2025-07, Class A1, 144A
5.503%(cc)	08/25/30	1,048	1,049,794
Series 2025-RCF03, Class A1, 144A
5.250%(cc)	07/25/55	2,235	2,250,728
Series 2025-RPL02, Class A1, 144A
3.750%(cc)	04/25/55	2,756	2,682,243
Rain City Mortgage Trust,
Series 2024-RTL01, Class A1, 144A
6.530%(cc)	11/25/29	1,197	1,211,771
RCO Mortgage LLC,
Series 2025-03, Class A1, 144A
6.435%(cc)	05/25/30	181	181,793
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM04, Class A1, 144A
5.303%(cc)	07/25/65	1,954	1,960,375
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Seasoned Loans Structured Transaction Trust,
Series 2024-02, Class VF, 144A, 30 Day Average SOFR + 1.250% (Cap 6.500%, Floor 1.250%)
5.606%(c)	10/25/34		3,570	$3,632,965
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.708%(c)	06/24/71	EUR	262	308,095
Toorak Mortgage Trust,
Series 2025-RRTL01, Class A1, 144A
5.524%(cc)	02/25/40		2,700	2,717,804
Towd Point Mortgage Trust,
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55		1,080	1,041,148
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		525	516,120
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		2,983	2,905,442
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59		3,631	2,811,177
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.272%(c)	10/25/59		83	83,039
Series 2022-04, Class A1, 144A
3.750%	09/25/62		4,177	4,012,189
Series 2023-01, Class A1, 144A
3.750%	01/25/63		1,694	1,643,717
Verus Securitization Trust,
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66		4,608	4,012,782
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66		3,582	3,273,135
Series 2022-03, Class A1, 144A
4.130%(cc)	02/25/67		590	567,805
Series 2025-06, Class A1, 144A
5.417%(cc)	07/25/70		3,944	3,974,119
Series 2025-07, Class A1, 144A
5.129%(cc)	08/25/70		1,585	1,590,031

Total Residential Mortgage-Backed Securities (cost $270,508,238)				269,546,247
Sovereign Bonds — 1.1%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30		2,220	2,014,095
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		200	181,450
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		89	88,046
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	1,840	2,154,851
5.000%	09/19/32	EUR	316	366,177

A37

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		198	$201,491
6.000%	07/19/28		396	409,464
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		3,102	3,150,081
Federal National Mortgage Assoc. (),
3.955%	11/01/30^		856	846,438
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.500%	03/26/36		1,280	1,289,216
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		760	784,320
Sr. Unsec’d. Notes, Series 10Y
2.750%	07/03/30		1,040	959,075
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	611	683,199
5.250%	03/22/30	EUR	435	509,435
5.875%	10/17/31	EUR	2,019	2,357,073
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		340	295,375
4.600%	02/10/48		1,106	873,740
5.375%	03/22/33		3,867	3,863,133
5.850%	07/02/32		1,392	1,442,112
6.000%	05/13/30		611	643,078
6.000%	05/07/36		4,835	4,958,292
6.400%	05/07/54		465	454,770
6.625%	01/29/38		2,175	2,286,469
6.875%	05/13/37		2,105	2,272,347
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		320	274,240
Panama Government International Bond (Panama),
Sr. Unsub. Notes
2.252%	09/29/32		255	206,754
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		330	333,765
Romanian Government International Bond (Romania),
Bonds, 144A
6.625%	05/16/36		950	963,689
Sr. Unsec’d. Notes
3.625%	03/27/32		3,050	2,714,500
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	198,891
5.750%	09/16/30		970	988,188
5.750%	03/24/35		860	828,073
7.500%	02/10/37		320	344,014
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	195	227,406
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	2,136	2,324,853
3.125%	05/15/27	EUR	1,060	1,243,715
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
6.250%	05/26/28		800	$832,400
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	530	518,705
3.125%	05/15/27	EUR	176	206,504

Total Sovereign Bonds (cost $44,170,587)				45,289,424
U.S. Government Agency Obligations — 25.0%
Federal Home Loan Mortgage Corp.
1.500%	06/01/51		69	52,740
1.500%	11/01/51		1,738	1,335,098
1.500%	02/01/52		302	231,946
2.000%	08/01/40		1,765	1,552,853
2.000%	12/01/40		258	221,622
2.000%	12/01/41		1,829	1,581,457
2.000%	02/01/42		1,802	1,557,298
2.000%	05/01/42		2,224	1,922,243
2.000%	10/01/50		783	639,338
2.000%	10/01/50		1,640	1,334,873
2.000%	11/01/50		501	407,809
2.000%	11/01/50		876	717,460
2.000%	02/01/51		82	67,620
2.000%	03/01/51		3,564	2,895,530
2.000%	04/01/51		2,781	2,259,441
2.000%	05/01/51		1,478	1,212,778
2.000%	08/01/51		535	434,781
2.000%	10/01/51		1,765	1,438,628
2.000%	11/01/51		303	247,998
2.000%	11/01/51		543	443,348
2.000%	04/01/52		2,607	2,133,252
2.100%	07/01/36		4,191	3,414,801
2.500%	06/01/50		915	782,192
2.500%	07/01/50		604	519,353
2.500%	07/01/50		941	801,472
2.500%	09/01/50		6,146	5,218,755
2.500%	11/01/50		1,687	1,435,600
2.500%	12/01/50		616	527,019
2.500%	12/01/50		786	676,959
2.500%	01/01/51		130	110,792
2.500%	02/01/51		516	444,287
2.500%	03/01/51		6,315	5,343,024
2.500%	04/01/51		11,676	9,922,343
2.500%	05/01/51		572	486,561
2.500%	05/01/51		611	523,379
2.500%	07/01/51		379	322,896
2.500%	07/01/51		474	403,764
2.500%	08/01/51		486	413,512
2.500%	08/01/51		1,014	868,113
2.500%	10/01/51		863	733,107
2.500%	11/01/51		1,218	1,048,091
2.500%	02/01/52		543	465,306
2.500%	02/01/52		1,039	889,264
2.500%	04/01/52		637	545,376
2.500%	04/01/52		3,102	2,664,146
3.000%	10/01/32		3	3,198
3.000%	11/01/32		4	4,184
3.000%	12/01/32		3	3,085

A38

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	09/01/37	29	$27,610
3.000%	06/01/38	466	439,599
3.000%	04/01/46	2,171	1,966,784
3.000%	12/01/46	17	15,551
3.000%	12/01/46	56	50,999
3.000%	12/01/46	81	73,970
3.000%	12/01/46	164	148,097
3.000%	01/01/47	641	579,651
3.000%	02/01/47	1,245	1,134,052
3.000%	08/01/50	358	319,909
3.000%	08/01/50	1,076	964,804
3.000%	08/01/50	1,421	1,272,155
3.000%	08/01/50	2,638	2,359,776
3.000%	03/01/51	880	774,608
3.000%	09/01/51	1,575	1,402,315
3.000%	11/01/51	2,321	2,051,263
3.000%	01/01/52	771	687,477
3.000%	02/01/52	823	732,551
3.000%	05/01/52	992	882,140
3.000%	05/01/52	20,334	17,900,499
3.000%	08/01/52	2,874	2,568,744
3.500%	04/01/42	81	76,794
3.500%	05/01/42	9	8,731
3.500%	08/01/42	39	37,383
3.500%	08/01/42	69	65,220
3.500%	08/01/42	209	197,326
3.500%	09/01/42	54	51,385
3.500%	10/01/42	14	13,162
3.500%	02/01/43	747	705,476
3.500%	06/01/43	59	56,072
3.500%	06/01/44	51	47,921
3.500%	09/01/45	28	26,592
3.500%	11/01/45	135	127,112
3.500%	09/01/46	66	61,603
3.500%	03/01/47	215	201,282
3.500%	05/01/47	123	115,003
3.500%	10/01/47	212	199,809
3.500%	11/01/47	148	136,985
3.500%	12/01/47	257	241,826
3.500%	01/01/48	44	40,648
3.500%	01/01/48	59	55,058
3.500%	01/01/48	185	171,810
3.500%	02/01/48	323	300,469
3.500%	03/01/48	1,409	1,315,472
3.500%	01/01/50	338	312,540
3.500%	05/01/50	559	515,023
3.500%	02/01/52	2,019	1,856,338
3.500%	03/01/52	781	718,614
3.500%	07/01/52	3,331	3,045,182
4.000%	11/01/36	5	4,572
4.000%	06/01/37	63	62,088
4.000%	11/01/40	193	189,601
4.000%	12/01/40	157	153,381
4.000%	10/01/42	451	439,385
4.000%	12/01/42	14	13,698
4.000%	04/01/44	76	73,842
4.000%	07/01/44	29	28,070
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	01/01/45	96	$92,993
4.000%	01/01/45	2,187	2,129,692
4.000%	02/01/45	9	8,780
4.000%	02/01/45	21	20,181
4.000%	09/01/45	141	137,218
4.000%	09/01/45	2,038	1,981,983
4.000%	12/01/45	36	34,792
4.000%	12/01/45	39	38,136
4.000%	04/01/47	112	108,099
4.000%	07/01/47	440	422,994
4.000%	04/01/48	931	888,584
4.000%	06/01/48	179	172,474
4.000%	05/01/49	44	42,419
4.000%	05/01/49	407	392,003
4.000%	07/01/49	488	474,190
4.000%	07/01/49	1,202	1,155,303
4.000%	07/01/50	1,974	1,901,931
4.000%	04/01/52	522	497,439
4.000%	07/01/52	5,557	5,250,907
4.500%	08/01/39	75	74,765
4.500%	12/01/39	32	32,503
4.500%	07/01/40	12	12,363
4.500%	05/01/41	64	63,869
4.500%	05/01/41	67	66,895
4.500%	03/01/42	158	157,857
4.500%	05/01/42	130	131,075
4.500%	11/01/43	123	121,679
4.500%	12/01/43	162	161,573
4.500%	04/01/44	13	13,258
4.500%	04/01/44	18	17,392
4.500%	04/01/44	764	761,674
4.500%	06/01/44	112	112,012
4.500%	04/01/47	377	373,929
4.500%	05/01/47	141	139,419
4.500%	07/01/47	142	140,211
4.500%	07/01/47	556	551,025
4.500%	08/01/47	48	47,163
4.500%	10/01/47	104	102,612
4.500%	12/01/47	77	75,572
4.500%	02/01/48	58	57,777
4.500%	07/01/48	502	497,664
4.500%	08/01/48	710	702,617
4.500%	08/01/48	777	768,473
4.500%	07/01/52	1,520	1,480,175
4.500%	09/01/52	4,516	4,396,233
4.500%	11/01/52	506	494,216
4.500%	08/01/53	26	25,074
5.000%	07/01/40	589	594,993
5.000%	11/01/41	463	475,201
5.000%	09/01/48	121	122,332
5.000%	10/01/48	61	61,919
5.000%	12/01/48	630	637,265
5.000%	10/01/49	3,677	3,714,002
5.000%	03/01/50	2,251	2,272,293
5.000%	07/01/50	158	158,865
5.000%	07/01/52	821	818,575
5.000%	11/01/52	140	139,456

A39

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	04/01/53	496	$495,585
5.000%	04/01/53	889	889,094
5.000%	04/01/53	3,852	3,836,331
5.000%	11/01/54	1,392	1,389,027
5.000%	01/01/55	3,789	3,790,449
5.500%	02/01/35	15	15,702
5.500%	12/01/36	7	7,519
5.500%	03/01/37	2	2,340
5.500%	12/01/37	1,669	1,706,874
5.500%	02/01/38	1	523
5.500%	02/01/38	411	427,437
5.500%	04/01/38	267	277,543
5.500%	07/01/38	103	107,682
5.500%	08/01/38	64	66,746
5.500%	08/01/38	102	105,955
5.500%	01/01/39	121	125,936
5.500%	11/01/52	1,641	1,663,856
5.500%	02/01/53	2,053	2,081,967
5.500%	10/01/53	345	349,273
5.500%	03/01/54	4,803	4,850,289
5.500%	07/01/54	2,684	2,709,173
5.500%	12/01/54	1,312	1,328,541
5.500%	01/01/55	3,091	3,118,094
5.500%	04/01/55	3,914	3,948,213
5.500%	05/01/55	1,955	1,971,963
6.000%	12/01/28	—(r)	269
6.000%	01/01/32	—(r)	242
6.000%	11/01/32	1	978
6.000%	03/01/33	2	1,918
6.000%	11/01/33	1	1,174
6.000%	02/01/34	51	52,536
6.000%	12/01/34	2	1,678
6.000%	01/01/36	9	9,223
6.000%	03/01/36	—(r)	476
6.000%	04/01/36	9	9,132
6.000%	08/01/36	5	5,317
6.000%	11/01/36	3	2,594
6.000%	12/01/36	207	217,553
6.000%	04/01/37	—(r)	402
6.000%	05/01/37	3	3,613
6.000%	07/01/37	1	612
6.000%	08/01/37	13	13,808
6.000%	09/01/37	—(r)	425
6.000%	09/01/37	2	1,960
6.000%	10/01/37	—(r)	142
6.000%	10/01/37	2	2,081
6.000%	10/01/37	4	4,341
6.000%	10/01/37	9	9,834
6.000%	11/01/37	61	64,703
6.000%	11/01/37	588	619,864
6.000%	12/01/37	1	638
6.000%	01/01/38	2	2,479
6.000%	01/01/38	3	3,021
6.000%	01/01/38	5	5,041
6.000%	01/01/38	5	5,718
6.000%	01/01/38	6	6,429
6.000%	01/01/38	10	10,536
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	04/01/38	2	$2,128
6.000%	04/01/38	7	7,016
6.000%	06/01/38	—(r)	400
6.000%	07/01/38	19	20,542
6.000%	08/01/38	2	2,174
6.000%	08/01/38	2	2,255
6.000%	08/01/38	87	91,869
6.000%	09/01/38	—(r)	506
6.000%	09/01/38	4	4,328
6.000%	10/01/38	4	3,738
6.000%	11/01/38	1	1,438
6.000%	01/01/39	196	206,563
6.000%	10/01/39	5	5,590
6.000%	03/01/40	4	4,293
6.000%	05/01/40	1	583
6.000%	11/01/52	407	417,790
6.000%	11/01/52	718	736,823
6.000%	12/01/52	1,140	1,176,420
6.000%	03/01/53	507	525,299
6.000%	04/01/54	663	683,450
6.000%	05/01/54	454	467,689
6.000%	06/01/54	2,869	2,944,345
6.000%	07/01/54	2,454	2,508,954
6.000%	08/01/54	4,012	4,111,914
6.000%	01/01/55	4,216	4,309,417
6.500%	10/01/53	1,588	1,666,306
6.500%	07/01/54	1,460	1,524,732
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.635% (Cap 7.630%, Floor 1.635%)
2.793%(c)	12/01/50	815	774,086
Federal National Mortgage Assoc.
1.490%	09/01/35	2,733	2,144,821
1.500%	11/01/50	2,469	1,899,252
1.500%	01/01/51	3,682	2,830,534
1.500%	02/01/51	2,580	1,982,461
1.500%	03/01/51	611	470,659
1.500%	06/01/51	29	21,996
1.500%	08/01/51	308	236,796
1.500%	10/01/51	215	165,460
2.000%	TBA	12,701	10,234,013
2.000%	05/01/36	632	584,811
2.000%	05/01/36	642	590,075
2.000%	08/01/36	204	188,983
2.000%	08/01/36	1,179	1,083,068
2.000%	09/01/36	904	839,482
2.000%	12/01/36	613	569,522
2.000%	12/01/40	314	275,962
2.000%	12/01/40	3,846	3,332,215
2.000%	01/01/41	2,564	2,219,634
2.000%	05/01/41	336	292,415
2.000%	07/01/41	789	686,063
2.000%	08/01/41	857	744,583
2.000%	09/01/41	2,017	1,748,485
2.000%	10/01/41	837	725,128
2.000%	09/01/50	848	692,054
2.000%	09/01/50	2,138	1,740,001
2.000%	10/01/50	1,222	994,991

A40

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	11/01/50	150	$122,155
2.000%	11/01/50	8,417	6,853,007
2.000%	12/01/50	842	689,493
2.000%	12/01/50	890	729,465
2.000%	12/01/50	2,047	1,666,283
2.000%	01/01/51	54	44,611
2.000%	01/01/51	816	668,551
2.000%	01/01/51	2,205	1,793,654
2.000%	02/01/51	48	39,411
2.000%	02/01/51	654	536,156
2.000%	02/01/51	669	542,960
2.000%	02/01/51	1,245	1,018,729
2.000%	04/01/51	2,735	2,213,140
2.000%	04/01/51	3,834	3,104,632
2.000%	06/01/51	2,472	2,001,071
2.000%	02/01/52	242	197,971
2.000%	02/01/52	330	270,199
2.000%	02/01/52	1,235	1,007,812
2.000%	03/01/52	904	744,664
2.000%	03/01/52	1,551	1,272,326
2.000%	04/01/52	4,953	4,028,676
2.080%	04/01/33	4,194	3,628,696
2.147%(cc)	02/01/32	13,326	11,824,575
2.250%	04/01/33	875	767,143
2.280%	11/01/29	5,000	4,665,921
2.459%(cc)	04/01/34	9,937	8,665,177
2.500%	TBA	7,662	6,454,006
2.500%	03/01/38	104	96,575
2.500%	06/01/40	2,316	2,106,157
2.500%	04/01/41	660	594,220
2.500%	11/01/41	585	523,400
2.500%	07/01/50	160	136,251
2.500%	07/01/50	312	266,392
2.500%	10/01/50	117	100,454
2.500%	10/01/50	951	805,270
2.500%	10/01/50	2,209	1,898,209
2.500%	11/01/50	1,404	1,191,423
2.500%	01/01/51	440	377,183
2.500%	02/01/51	94	80,639
2.500%	02/01/51	9,849	8,379,627
2.500%	03/01/51	1,671	1,415,801
2.500%	04/01/51	16,630	14,114,176
2.500%	05/01/51	593	504,831
2.500%	05/01/51	2,151	1,843,146
2.500%	05/01/51	2,997	2,563,568
2.500%	05/01/51	3,700	3,164,802
2.500%	05/01/51	3,961	3,356,457
2.500%	05/01/51	5,686	4,862,972
2.500%	06/01/51	560	482,010
2.500%	06/01/51	1,029	878,480
2.500%	06/01/51	3,160	2,683,695
2.500%	07/01/51	559	482,414
2.500%	07/01/51	1,270	1,081,072
2.500%	08/01/51	1,724	1,471,388
2.500%	08/01/51	2,915	2,495,069
2.500%	09/01/51	303	258,434
2.500%	09/01/51	757	643,986
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	10/01/51	885	$760,365
2.500%	10/01/51	2,337	1,979,308
2.500%	11/01/51	139	118,724
2.500%	11/01/51	541	457,584
2.500%	11/01/51	803	687,066
2.500%	11/01/51	1,870	1,591,469
2.500%	12/01/51	490	419,585
2.500%	01/01/52	736	630,849
2.500%	01/01/52	1,204	1,024,385
2.500%	01/01/52	1,364	1,166,274
2.500%	02/01/52	702	601,001
2.500%	03/01/52	524	449,756
2.500%	03/01/52	533	457,380
2.500%	03/01/52	534	456,603
2.500%	03/01/52	641	546,383
2.500%	03/01/52	901	766,219
2.500%	03/01/52	1,113	940,790
2.500%	04/01/52	505	431,781
2.500%	05/01/52	1,283	1,098,356
2.500%	01/01/57	1,901	1,612,607
3.000%	TBA	450	431,009
3.000%	09/01/32	27	26,616
3.000%	01/01/33	30	29,276
3.000%	01/01/33	190	185,396
3.000%	11/01/36	58	55,073
3.000%	11/01/36	114	108,215
3.000%	12/01/36	177	168,053
3.000%	09/01/42	772	711,051
3.000%	06/01/43	2,881	2,646,474
3.000%	11/01/44	1,701	1,564,013
3.000%	11/01/44	2,365	2,175,063
3.000%	03/01/45	426	390,279
3.000%	04/01/45	43	39,441
3.000%	05/01/45	1,018	930,604
3.000%	05/01/46	58	52,278
3.000%	06/01/46	13	11,502
3.000%	06/01/46	41	36,962
3.000%	06/01/46	151	137,708
3.000%	08/01/46	40	36,583
3.000%	09/01/46	202	184,497
3.000%	10/01/46	101	90,915
3.000%	11/01/46	544	493,652
3.000%	01/01/47	75	67,505
3.000%	01/01/47	89	80,246
3.000%	01/01/47	169	152,437
3.000%	02/01/47	72	64,813
3.000%	02/01/47	136	123,630
3.000%	03/01/47	211	190,473
3.000%	03/01/47	260	235,865
3.000%	11/01/47	22	20,157
3.000%	02/01/50	352	314,726
3.000%	02/01/50	595	533,588
3.000%	02/01/50	9,414	8,511,132
3.000%	08/01/50	534	479,053
3.000%	08/01/50	557	491,157
3.000%	08/01/50	1,271	1,120,752
3.000%	10/01/50	981	864,901

A41

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	11/01/50	555	$492,651
3.000%	12/01/50	1,381	1,218,536
3.000%	04/01/51	490	433,593
3.000%	05/01/51	1,182	1,064,146
3.000%	05/01/51	1,882	1,654,399
3.000%	08/01/51	549	490,315
3.000%	08/01/51	1,328	1,178,307
3.000%	08/01/51	1,477	1,310,063
3.000%	10/01/51	362	321,928
3.000%	10/01/51	2,092	1,862,678
3.000%	11/01/51	599	530,995
3.000%	11/01/51	1,855	1,639,356
3.000%	12/01/51	561	497,578
3.000%	01/01/52	908	804,755
3.000%	01/01/52	1,400	1,241,819
3.000%	01/01/52	3,083	2,712,913
3.000%	02/01/52	3,276	2,904,688
3.000%	03/01/52	507	454,568
3.000%	03/01/52	735	651,519
3.000%	04/01/52	992	881,262
3.000%	05/01/52	1,347	1,196,754
3.000%	06/01/52	1,151	1,024,013
3.000%	03/01/61	3,146	2,697,951
3.145%	08/01/34	5,700	5,176,106
3.500%	10/01/41	773	736,597
3.500%	01/01/42	44	41,485
3.500%	04/01/42	19	17,724
3.500%	04/01/42	44	41,726
3.500%	05/01/42	96	90,923
3.500%	07/01/42	25	23,429
3.500%	07/01/42	192	182,279
3.500%	09/01/42	295	277,961
3.500%	01/01/43	938	885,456
3.500%	04/01/43	626	591,077
3.500%	04/01/43	694	656,077
3.500%	06/01/43	672	634,069
3.500%	06/01/43	687	648,883
3.500%	07/01/43	778	738,620
3.500%	08/01/43	1,841	1,733,450
3.500%	02/01/45	125	118,007
3.500%	02/01/45	402	380,314
3.500%	03/01/46	170	157,742
3.500%	07/01/46	60	55,376
3.500%	02/01/47	184	171,817
3.500%	03/01/47	44	41,389
3.500%	04/01/47	996	930,401
3.500%	05/01/47	226	211,959
3.500%	07/01/47	28	25,954
3.500%	11/01/47	305	284,203
3.500%	12/01/47	306	285,402
3.500%	01/01/48	187	174,283
3.500%	01/01/48	372	349,057
3.500%	02/01/48	139	129,406
3.500%	02/01/48	2,307	2,164,173
3.500%	04/01/48	62	58,387
3.500%	08/01/48	663	621,842
3.500%	12/01/48	152	140,900
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	06/01/49	999	$939,290
3.500%	07/01/49	135	124,344
3.500%	07/01/50	369	340,784
3.500%	08/01/50	136	126,169
3.500%	08/01/50	138	127,200
3.500%	08/01/50	684	638,861
3.500%	01/01/51	450	415,446
3.500%	06/01/51	675	619,478
3.500%	01/01/52	76	69,804
3.500%	03/01/52	1,132	1,047,380
3.500%	04/01/52	2,192	2,024,879
3.500%	05/01/52	608	563,920
3.500%	05/01/52	1,853	1,695,873
3.500%	05/01/52	2,615	2,407,049
3.500%	06/01/52	815	749,211
3.500%	06/01/52	1,666	1,533,913
3.500%	06/01/56	14,917	13,626,997
3.500%	10/01/56	2,862	2,601,993
3.500%	02/01/57	558	507,012
3.900%	11/01/31	8,000	7,839,480
4.000%	10/01/30	3	3,392
4.000%	07/01/37	22	21,659
4.000%	09/01/37	27	26,425
4.000%	03/01/38	19	18,210
4.000%	12/01/41	120	117,145
4.000%	04/01/42	33	32,317
4.000%	05/01/42	47	46,073
4.000%	05/01/42	218	212,091
4.000%	01/01/44	228	221,956
4.000%	02/01/45	739	718,702
4.000%	03/01/46	240	231,742
4.000%	04/01/47	258	247,768
4.000%	07/01/47	116	111,823
4.000%	07/01/47	463	445,873
4.000%	08/01/47	202	194,121
4.000%	09/01/47	143	137,050
4.000%	10/01/47	537	516,662
4.000%	11/01/47	132	127,172
4.000%	12/01/47	34	32,982
4.000%	06/01/48	60	57,542
4.000%	06/01/48	398	382,630
4.000%	07/01/48	1,803	1,732,853
4.000%	11/01/48	104	100,443
4.000%	12/01/48	639	614,082
4.000%	01/01/49	204	196,514
4.000%	01/01/49	302	292,845
4.000%	08/01/49	102	98,359
4.000%	04/01/50	2,030	1,953,453
4.000%	08/01/51	298	288,797
4.000%	06/01/52	1,334	1,267,188
4.000%	07/01/52	4,383	4,162,168
4.000%	12/01/54	9,600	9,125,564
4.000%	02/01/56	1,217	1,152,105
4.050%	11/01/31	10,912	10,740,552
4.370%	01/01/32	7,732	7,753,429
4.390%	04/01/29	2,574	2,604,094
4.450%	08/01/32	2,400	2,405,810

A42

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.460%	11/01/34	4,181	$4,199,289
4.500%	TBA	9,200	9,187,865
4.500%	04/01/31	5	4,875
4.500%	05/01/31	16	16,508
4.500%	06/01/31	6	5,899
4.500%	11/01/31	8	7,641
4.500%	11/01/35	9	8,989
4.500%	12/01/37	902	906,138
4.500%	02/01/41	19	19,490
4.500%	03/01/41	7	6,948
4.500%	04/01/41	1	809
4.500%	05/01/41	2	2,016
4.500%	05/01/41	2	2,402
4.500%	07/01/41	21	21,308
4.500%	10/01/41	5	4,681
4.500%	12/01/41	46	46,169
4.500%	01/01/42	5	5,117
4.500%	06/01/42	11	10,920
4.500%	09/01/42	140	140,288
4.500%	10/01/43	208	207,922
4.500%	11/01/43	515	510,697
4.500%	01/01/44	51	51,287
4.500%	03/01/44	334	330,564
4.500%	04/01/44	15	15,110
4.500%	05/01/44	72	70,808
4.500%	01/01/45	218	216,789
4.500%	05/01/45	205	203,364
4.500%	07/01/45	226	224,959
4.500%	09/01/45	59	58,390
4.500%	11/01/45	8	8,260
4.500%	11/01/45	61	60,813
4.500%	11/01/45	330	327,442
4.500%	12/01/45	105	104,261
4.500%	07/01/46	692	690,188
4.500%	08/01/46	159	158,170
4.500%	01/01/47	29	28,221
4.500%	03/01/47	144	142,525
4.500%	05/01/47	405	399,715
4.500%	07/01/47	55	54,507
4.500%	09/01/47	14	13,737
4.500%	10/01/47	17	16,692
4.500%	10/01/47	59	58,526
4.500%	11/01/47	6	6,287
4.500%	11/01/47	29	29,048
4.500%	11/01/47	200	197,221
4.500%	11/01/47	256	252,969
4.500%	11/01/47	445	439,444
4.500%	12/01/47	19	18,289
4.500%	12/01/47	57	56,352
4.500%	01/01/48	419	413,735
4.500%	02/01/48	22	21,885
4.500%	03/01/48	17	16,403
4.500%	03/01/48	28	27,973
4.500%	05/01/48	28	27,803
4.500%	05/01/48	560	558,457
4.500%	05/01/48	1,435	1,419,942
4.500%	06/01/48	29	28,910
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/48	363	$358,456
4.500%	10/01/49	49	48,502
4.500%	05/01/52	908	885,008
4.500%	06/01/52	575	562,058
4.500%	11/01/52	6,010	5,855,336
4.500%	03/01/53	2,178	2,118,761
4.500%	07/01/53	335	325,547
4.500%	08/01/53	258	250,745
4.500%	08/01/53	414	401,750
4.500%	02/01/54	630	611,942
4.500%	10/01/54	9,169	8,907,425
4.500%	11/01/54	4,696	4,563,991
4.500%	09/01/63	4,861	4,732,933
4.600%	12/01/32	5,000	5,053,190
4.610%	07/01/32	3,190	3,229,826
4.610%	07/01/32	4,000	4,049,939
4.750%	04/01/28	475	482,000
4.750%	11/01/39	4,994	5,010,041
4.760%	06/01/29	900	920,403
4.840%	01/01/34	3,000	3,048,517
5.000%	TBA	10,325	10,431,345
5.000%	03/01/36	2	1,996
5.000%	12/01/36	1	716
5.000%	12/01/39	2	2,383
5.000%	01/01/40	1	1,415
5.000%	05/01/40	2	2,037
5.000%	05/01/40	9	9,342
5.000%	01/01/41	9	8,870
5.000%	04/01/41	3	2,968
5.000%	05/01/41	—(r)	256
5.000%	05/01/41	26	26,121
5.000%	07/01/41	500	512,301
5.000%	01/01/42	4	4,428
5.000%	12/01/43	913	934,824
5.000%	09/01/48	151	152,624
5.000%	01/01/49	167	168,943
5.000%	01/01/49	278	280,639
5.000%	08/01/49	196	199,130
5.000%	12/01/49	1,289	1,299,192
5.000%	07/01/52	441	446,673
5.000%	08/01/52	1,121	1,117,100
5.000%	09/01/52	5,396	5,378,179
5.000%	11/01/52	4,098	4,083,920
5.000%	05/01/53	1,377	1,380,229
5.000%	07/01/53	556	560,854
5.000%	08/01/54	2,861	2,850,013
5.000%	12/01/54	4,938	4,940,606
5.000%	01/01/55	24,212	24,023,710
5.065%	12/01/28	1,950	2,008,362
5.500%	TBA	10,355	10,582,319
5.500%	TBA	34,540	34,801,603
5.500%	TBA(tt)	67,080	67,632,603
5.500%	04/01/33	7	7,427
5.500%	10/01/33	9	9,273
5.500%	11/01/33	1	799
5.500%	02/01/34	10	9,742
5.500%	03/01/34	6	6,451

A43

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	09/01/34	4	$3,888
5.500%	03/01/35	8	8,472
5.500%	05/01/35	3	2,827
5.500%	01/01/36	—(r)	485
5.500%	07/01/36	2	2,546
5.500%	01/01/37	6	6,598
5.500%	06/01/37	2	2,111
5.500%	03/01/38	7	7,197
5.500%	04/01/38	541	553,079
5.500%	09/01/39	3	3,351
5.500%	12/01/39	54	56,324
5.500%	06/01/40	7	7,536
5.500%	08/01/40	1,981	2,026,864
5.500%	10/01/52	1,212	1,230,362
5.500%	11/01/52	654	663,386
5.500%	11/01/52	1,064	1,080,829
5.500%	11/01/52	1,338	1,358,999
5.500%	11/01/52	1,513	1,534,932
5.500%	12/01/52	4,062	4,120,238
5.500%	06/01/53	2,117	2,146,739
5.500%	08/01/53	490	497,295
5.500%	08/01/53	562	567,391
5.500%	09/01/53	1,102	1,120,112
5.500%	08/01/54	1,449	1,462,205
5.500%	12/01/54	501	504,882
5.500%	12/01/54	999	1,015,272
5.500%	02/01/55	531	535,743
5.500%	03/01/55	709	715,485
5.500%	07/01/55	2,940	2,965,564
5.500%	09/01/56	1,118	1,149,667
6.000%	TBA	18,530	18,926,400
6.000%	TBA	18,530	18,930,020
6.000%	11/01/28	—(r)	217
6.000%	02/01/29	—(r)	156
6.000%	03/01/32	—(r)	306
6.000%	05/01/33	—(r)	131
6.000%	01/01/34	6	6,501
6.000%	11/01/35	4	3,735
6.000%	12/01/35	1	1,458
6.000%	04/01/36	2	2,080
6.000%	07/01/36	1	1,360
6.000%	08/01/36	—(r)	23
6.000%	08/01/36	1	1,403
6.000%	08/01/36	7	7,358
6.000%	09/01/36	—(r)	56
6.000%	09/01/36	—(r)	284
6.000%	09/01/36	1	520
6.000%	09/01/36	1	585
6.000%	09/01/36	7	7,616
6.000%	10/01/36	1	550
6.000%	10/01/36	4	3,933
6.000%	10/01/36	7	6,935
6.000%	11/01/36	—(r)	91
6.000%	11/01/36	1	774
6.000%	11/01/36	2	1,680
6.000%	11/01/36	4	4,084
6.000%	11/01/36	6	6,084
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	12/01/36	—(r)	$80
6.000%	12/01/36	—(r)	151
6.000%	12/01/36	—(r)	202
6.000%	12/01/36	1	1,287
6.000%	12/01/36	3	3,142
6.000%	12/01/36	8	8,127
6.000%	01/01/37	—(r)	191
6.000%	01/01/37	—(r)	480
6.000%	01/01/37	2	2,513
6.000%	01/01/37	5	5,472
6.000%	01/01/37	7	7,691
6.000%	01/01/37	615	647,772
6.000%	02/01/37	6	6,431
6.000%	02/01/37	103	108,262
6.000%	03/01/37	6	6,589
6.000%	03/01/37	11	11,061
6.000%	03/01/37	64	66,252
6.000%	05/01/37	1	1,103
6.000%	05/01/37	5	5,492
6.000%	05/01/37	7	7,254
6.000%	06/01/37	1	688
6.000%	08/01/37	1	1,038
6.000%	08/01/37	3	2,781
6.000%	08/01/37	4	3,715
6.000%	08/01/37	12	12,988
6.000%	10/01/37	—(r)	201
6.000%	12/01/52	577	591,970
6.000%	01/01/53	2,248	2,303,352
6.000%	05/01/53	1,212	1,257,086
6.000%	06/01/53	475	490,522
6.000%	07/01/53	628	648,019
6.000%	05/01/54	800	817,908
6.000%	09/01/54	913	935,903
6.000%	10/01/54	2,817	2,883,725
6.500%	10/01/36	259	273,885
6.625%	11/15/30	1,950	2,204,661
7.000%	TBA	2,795	2,923,216
Government National Mortgage Assoc.
2.000%	TBA	3,170	2,619,654
2.000%	10/20/50	9,414	7,786,339
2.000%	12/20/50	4,953	4,094,980
2.000%	01/20/51	1,624	1,343,397
2.000%	02/20/51	955	765,956
2.000%	02/20/51	2,976	2,463,821
2.000%	03/20/51	992	807,255
2.000%	04/20/51	903	724,152
2.000%	05/20/52	3,526	2,914,987
2.500%	TBA	26,846	23,108,422
2.500%	11/20/49	1,729	1,499,574
2.500%	08/20/50	227	196,013
2.500%	10/20/50	2,404	2,076,123
2.500%	11/20/50	792	683,571
2.500%	12/20/50	4,945	4,260,563
2.500%	03/20/51	1,371	1,181,176
2.500%	05/20/51	4,153	3,577,259
2.500%	07/20/51	2,078	1,790,380
2.500%	10/20/51	929	796,722

A44

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	02/20/42	16	$14,308
3.000%	10/15/42	1,045	955,854
3.000%	01/20/50	1,064	953,435
3.000%	04/20/51	6,531	5,841,391
3.000%	06/20/51	4,982	4,451,331
3.000%	08/20/51	9,125	8,154,184
3.000%	09/20/51	2,556	2,283,744
3.000%	01/20/52	668	591,742
3.000%	01/20/52	19,571	17,487,247
3.000%	03/20/52	682	605,655
3.000%	07/20/52	3,075	2,749,522
3.000%	12/20/52	159	141,953
3.500%	09/15/41	17	16,019
3.500%	11/15/41	2	1,482
3.500%	11/15/41	12	11,488
3.500%	01/15/42	4	3,823
3.500%	01/15/42	69	64,645
3.500%	02/15/42	12	11,359
3.500%	03/15/42	5	4,404
3.500%	03/15/42	43	40,676
3.500%	05/15/42	13	12,077
3.500%	06/15/42	9	8,095
3.500%	07/15/42	6	5,172
3.500%	07/15/42	8	7,491
3.500%	07/15/42	16	15,095
3.500%	07/15/42	19	18,145
3.500%	08/15/42	10	9,468
3.500%	01/15/43	8	7,908
3.500%	02/15/43	11	10,641
3.500%	04/15/43	19	17,369
3.500%	04/15/43	94	87,463
3.500%	04/20/43	187	176,847
3.500%	05/15/43	5	4,862
3.500%	05/15/43	5	5,045
3.500%	05/15/43	7	6,427
3.500%	05/15/43	28	26,224
3.500%	05/20/43	493	466,592
3.500%	07/15/43	51	47,331
3.500%	10/15/43	26	24,766
3.500%	11/15/43	6	5,334
3.500%	12/15/43	70	65,875
3.500%	01/15/44	22	20,190
3.500%	02/20/44	659	619,923
3.500%	03/20/45	23	21,006
3.500%	04/20/45	34	31,507
3.500%	05/20/45	64	59,242
3.500%	07/20/45	25	23,184
3.500%	08/20/45	34	31,355
3.500%	10/20/45	54	50,110
3.500%	11/20/45	23	21,856
3.500%	12/20/45	278	259,014
3.500%	05/20/46	114	106,030
3.500%	07/20/46	237	219,383
3.500%	09/20/46	51	47,302
3.500%	10/20/46	113	104,220
3.500%	05/20/47	112	103,823
3.500%	07/20/47	1,195	1,109,691
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/20/48	27	$25,376
3.500%	04/20/48	11	10,254
3.500%	02/20/49	1,014	938,922
3.500%	06/20/49	534	491,578
3.500%	11/20/49	1,300	1,196,952
3.500%	03/20/50	797	733,339
3.500%	06/20/50	1,310	1,202,745
3.500%	11/20/50	888	817,324
3.500%	02/20/51	1,223	1,125,918
3.500%	04/20/51	817	751,707
3.500%	09/20/51	538	494,233
3.500%	01/20/52	173	158,947
3.500%	02/20/52	3,420	3,136,301
3.500%	03/20/52	1,141	1,050,538
3.500%	07/20/52	562	513,502
3.500%	12/20/52	1,644	1,501,590
4.000%	07/20/39	92	89,383
4.000%	10/20/40	143	138,716
4.000%	12/20/40	582	563,035
4.000%	01/20/41	21	20,525
4.000%	02/20/41	63	60,929
4.000%	03/15/41	85	81,885
4.000%	12/20/46	232	221,307
4.000%	05/20/47	89	85,236
4.000%	06/20/47	222	212,037
4.000%	07/20/47	20	19,166
4.000%	09/20/47	982	939,161
4.000%	11/20/47	252	241,053
4.000%	12/20/47	231	220,938
4.000%	01/20/48	696	664,601
4.000%	11/20/49	678	643,673
4.000%	02/15/52	3,412	3,228,780
4.000%	08/20/52	3,160	3,000,994
4.000%	01/20/65	4,739	4,430,733
4.500%	TBA	3,160	3,063,941
4.500%	12/20/39	9	9,522
4.500%	01/20/40	11	11,527
4.500%	02/20/40	9	9,516
4.500%	05/20/40	212	213,349
4.500%	07/20/40	4	3,874
4.500%	10/20/40	7	7,145
4.500%	12/20/40	161	162,044
4.500%	02/20/42	186	187,187
4.500%	11/20/46	40	39,910
4.500%	03/15/47	62	60,867
4.500%	04/15/47	75	74,049
4.500%	05/15/47	58	57,398
4.500%	05/20/52	287	280,241
4.500%	08/20/52	3,442	3,363,225
4.500%	09/20/52	528	514,246
4.500%	09/20/52	873	853,162
4.500%	10/20/52	3,342	3,264,842
5.000%	TBA	2,930	2,914,234
5.000%	08/15/38	45	46,258
5.000%	10/15/38	4	3,846
5.000%	10/15/38	152	155,498
5.000%	12/15/38	61	62,494

A45

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	03/15/39	185	$189,626
5.000%	05/15/39	56	57,282
5.000%	05/15/39	186	190,546
5.000%	11/15/39	84	85,622
5.000%	04/15/40	802	821,352
5.000%	05/20/40	733	751,794
5.000%	06/20/40	583	599,724
5.000%	07/20/40	13	12,783
5.000%	07/20/40	230	235,625
5.000%	09/15/40	203	208,595
5.000%	10/20/47	16	16,102
5.000%	08/20/53	877	877,808
5.000%	10/20/54	2,273	2,267,144
5.500%	TBA	7,895	7,953,757
5.500%	08/20/53	583	592,464
6.000%	TBA	7,489	7,616,415
6.000%	09/20/53	1,127	1,164,026
6.000%	01/20/54	469	484,118
6.000%	07/20/55	728	741,209
6.000%	09/20/55	2,486	2,533,865
6.500%	01/20/54	370	384,781
6.500%	03/20/54	646	664,567
6.500%	10/20/54	1,486	1,560,031
6.500%	03/20/55	1,898	1,965,397
7.000%	10/20/54	1,983	2,091,988
Government National Mortgage Assoc., 1 Month RFUCCT + 2.400% (Cap 12.644%, Floor 2.400%)
6.843%(c)	04/20/60	245	251,880
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.250%	02/01/55	900	899,914
Tennessee Valley Authority Generic Strips, Bonds
2.897%(s)	03/15/33	123	87,614
4.724%(s)	07/15/34	60	41,013

Total U.S. Government Agency Obligations (cost $1,081,972,978)			1,055,726,047
U.S. Treasury Obligations — 18.5%
U.S. Treasury Bonds
1.250%	05/15/50	12,610	6,186,781
1.625%	11/15/50	15,650	8,397,203
1.875%	11/15/51	34,685	19,624,123
2.000%	11/15/41	18,200	12,779,813
2.000%	08/15/51	10,020	5,869,528
2.250%	02/15/52	9,555	5,925,593
2.375%	02/15/42	5,675	4,203,934
2.375%	11/15/49	10,790	7,059,020
2.375%	05/15/51	18,375	11,820,293
2.500%	02/15/45(k)	12,370	8,860,013
2.750%	11/15/47	11,102	8,022,641
3.000%	05/15/47	12,437	9,467,666
3.000%	02/15/48	25,707	19,408,785
3.000%	02/15/49	430	321,963
3.250%	05/15/42	23,470	19,718,467
3.625%	02/15/44	8,190	7,107,384
3.875%	05/15/43	630	570,642
4.000%	11/15/42	7,155	6,615,021
4.125%	08/15/44	6,240	5,792,475
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
4.250%	02/15/54	11,339	$10,467,314
4.250%	08/15/54	11,615	10,723,912
4.375%	11/15/39	7,000	6,942,031
4.375%	08/15/43	22,460	21,677,409
4.500%	02/15/44	22,630	22,131,433
4.750%	11/15/43	3,830	3,870,694
4.750%	02/15/45	5,245	5,278,601
4.750%	11/15/53	7,380	7,392,684
4.750%	05/15/55	235	235,734
4.875%	08/15/45	4,025	4,114,934
5.000%	05/15/45	1,490	1,547,738
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	02/15/43	3,309	2,513,555
0.750%	02/15/42	12,274	9,733,153
0.750%	02/15/45	1,948	1,452,128
1.000%	02/15/46	1,868	1,439,772
1.375%	02/15/44	5,607	4,794,737
1.750%	01/15/34	7,866	7,904,081
U.S. Treasury Notes
1.250%	08/15/31	745	644,425
1.875%	02/15/32	31,995	28,388,064
3.125%	08/31/29	21,146	20,713,168
3.625%	08/31/30	24,900	24,775,500
3.625%	09/30/30	130	129,340
3.750%	04/30/27	880	881,306
3.750%	05/15/28	2,110	2,116,923
3.750%	05/31/30	23,750	23,766,699
3.750%	08/31/31	5,062	5,039,063
3.875%	09/30/29	11,455	11,533,753
3.875%	06/30/30	3,795	3,818,422
3.875%	09/30/32	165	164,459
3.875%	08/15/34	74,849	73,714,570
4.000%	07/31/29	121,806	123,166,801
4.000%	02/15/34	32,345	32,264,138
4.125%	11/30/29	2,970	3,017,798
4.250%	01/15/28	4,625	4,688,232
4.250%	11/15/34	9,750	9,862,734
4.250%	08/15/35	1,540	1,552,513
4.500%	03/31/26	1,320	1,324,125
4.500%	11/15/33	75,295	77,859,736
4.875%	10/31/30	16,730	17,587,413
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41	4,494	2,103,516
2.380%(s)	02/15/42(k)	40,000	18,178,983
2.384%(s)	02/15/43	3,505	1,501,575
3.929%(s)	02/15/41	1,150	553,786
4.862%(s)	11/15/41	2,420	1,116,937
5.168%(s)	11/15/43	3,500	1,437,108

Total U.S. Treasury Obligations (cost $825,495,635)			781,872,342

Shares
Common Stocks — 0.2%
Aerospace & Defense — 0.0%
Incora Intermediate LLC^	869	17,250

A46

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products — 0.0%
SAL TopCo LLC^*	2,403,091	$240
Chemicals — 0.0%
Cornerstone Chemical Co.^*(x)	16,552	82,760
TPC Group, Inc.*	52,737	1,216,247
Venator Materials PLC^*(x)	688	—
		1,299,007
Consumer Staples Distribution & Retail — 0.0%
ESC NMG Parent LLC^	956	9,560
Rite Aid Corp.^	597	—
Rite Aid Corp., 144A^(d)	606,000	1
		9,561
Electric Utilities — 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)^*(x)	14,898	446,940
Keycon Power Holdings LLC^*	26,575	623,184
		1,070,124
Gas Utilities — 0.0%
Ferrellgas Partners LP (Class B Stock)*(x)	3,871	576,184
Metals & Mining — 0.0%
MNK Common Stock	145	15,153
Oil, Gas & Consumable Fuels — 0.1%
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	997	64,182
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	22,672	1,459,510
Heritage Power LLC, Litigation Trust Interests^*(x)	26,092	13,046
		1,536,738
Specialty Retail — 0.0%
Claire’s Private Placement^*	795	—
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd. (Jamaica)*(x)	153,008	2,550,184
Intelsat Emergence SA (Luxembourg)^*	19,688	2
Intelsat Emergence SA (Luxembourg)*	12,037	167,164
Xplore, Inc. (Canada), CVR^*	829	—
		2,717,350

Total Common Stocks (cost $5,516,420)		7,241,607
Preferred Stocks — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	75	75,000
Specialty Retail — 0.0%
Claire’s Stores, Inc., CVT^*	864	—
	Shares	Value

Preferred Stocks (continued)
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)^*(x)	12,039	$145,697

Total Preferred Stocks (cost $292,226)		220,697
Unaffiliated Exchange-Traded Funds — 4.0%
iShares Core U.S. Aggregate Bond ETF	837,827	83,992,157
Vanguard Total Bond Market ETF	1,129,732	84,018,169

Total Unaffiliated Exchange-Traded Funds (cost $171,419,274)		168,010,326

	Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	58,081	1
(cost $0)

Total Long-Term Investments (cost $4,452,430,911)		4,371,155,907

	Shares
Short-Term Investments — 3.3%
Affiliated Mutual Funds — 3.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wa)	52,743,077	52,743,077
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $77,067,743; includes $76,760,674 of cash collateral for securities on loan)(b)(wa)	77,115,191	77,068,922

Total Affiliated Mutual Funds (cost $129,810,820)		129,811,999
Unaffiliated Fund — 0.2%
Dreyfus Government Cash Management (7-day effective yield 4.041%) (Institutional Shares)	10,172,577	10,172,577
(cost $10,172,577)
Options Purchased*~ — 0.0%
(cost $156,420)		55,524

Total Short-Term Investments (cost $140,139,817)		140,040,100

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.9% (cost $4,592,570,728)		4,511,196,007

A47

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $394,395)	$(254,934)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.9% (cost $4,592,176,333)	4,510,941,073

Liabilities in excess of other assets(z) — (6.9)%	(292,968,364)

Net Assets — 100.0%	$4,217,972,709

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
AID	Agency for International Development
BABs	Build America Bonds
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
CVR	Contingent Value Rights
CVT	Convertible Security
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
GS	Goldman Sachs & Co. LLC
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
UMBS	Uniform Mortgage-Backed Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,220,916 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,060,073; cash collateral of $76,760,674 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

A48

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $67,080,000 is 1.6% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Cornerstone Chemical Co.*^	12/06/23	$314,488	$82,760	0.0%
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25	306,009	318,096	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30(s)	11/14/23-07/25/24	2	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30(s)^	11/14/23	5	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	42,600	145,697	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	224,263	2,550,184	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	840,000	861,798	0.0
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	03/29/21	72,750	75,000	0.0
Ferrellgas Partners LP (Class B Stock)*	04/02/19-07/26/24	645,743	576,184	0.0
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19	—	446,940	0.0
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	64,182	0.0
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23	234,788	1,459,510	0.1
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	13,046	13,046	0.0
Venator Materials PLC*^	07/18/18-10/19/23	1,251,924	—	0.0
Total		$3,945,618	$6,593,399	0.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	10/14/25	$(6,779)		$(5,953,326)
Federal National Mortgage Assoc.	3.500%	TBA	11/13/25	(3,539)		(3,232,951)
Federal National Mortgage Assoc.	4.000%	TBA	10/14/25	(12,539)		(11,816,283)
Federal National Mortgage Assoc.	4.000%	TBA	11/13/25	(8,250)		(7,773,201)
Federal National Mortgage Assoc.	4.500%	TBA	10/14/25	(10,240)		(9,931,344)
Federal National Mortgage Assoc.	4.500%	TBA	11/13/25	(10,240)		(9,927,744)
Federal National Mortgage Assoc.	5.000%	TBA	11/13/25	(25,375)		(25,149,423)
Federal National Mortgage Assoc.	6.500%	TBA	10/14/25	(995)		(1,028,217)
Federal National Mortgage Assoc.	6.500%	TBA	11/13/25	(3,770)		(3,898,360)
Government National Mortgage Assoc.	3.000%	TBA	10/20/25	(1,975)		(1,762,838)
Government National Mortgage Assoc.	3.500%	TBA	10/20/25	(3,150)		(2,871,591)
Government National Mortgage Assoc.	4.000%	TBA	10/20/25	(550)		(517,054)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $84,100,510)						$(83,862,332)
A49

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		17		43	$106
(cost $238)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		4,255	$55
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		8,510	109
Currency Option EUR vs HUF	Call	CITI	10/10/25	430.00		—	EUR	583	2
Currency Option EUR vs PLN	Call	CITI	10/13/25	5.00		—	EUR	590	—
Currency Option EUR vs PLN	Call	MSI	10/16/25	5.00		—	EUR	587	—
Currency Option EUR vs TRY	Call	JPM	10/16/25	99.00		—	EUR	587	108
Currency Option EUR vs TRY	Call	JPM	10/23/25	99.00		—	EUR	1,169	460
Currency Option EUR vs TRY	Call	JPM	10/30/25	99.00		—	EUR	2,059	1,215
Currency Option USD vs BRL	Call	MSI	10/09/25	6.50		—		689	2
Currency Option USD vs BRL	Call	HSBC	11/06/25	7.00		—		682	42
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70		—		5,469	40
Currency Option USD vs JPY	Call	MSI	10/07/25	160.00		—		684	—
Currency Option USD vs JPY	Call	MSI	10/14/25	165.00		—		675	—
Currency Option USD vs KRW	Call	MSI	10/13/25	1,500.00		—		276	1
Currency Option USD vs KRW	Call	JPM	10/23/25	1,600.00		—		1,798	1
Currency Option USD vs TRY	Call	JPM	10/02/25	43.75		—		1,363	10
Currency Option USD vs TRY	Call	CITI	10/02/25	99.00		—		1,363	—
Currency Option USD vs TRY	Call	JPM	10/07/25	99.00		—		2,392	72
Currency Option USD vs TRY	Call	JPM	10/15/25	99.00		—		691	131
Currency Option USD vs TRY	Call	CITI	10/16/25	99.00		—		1,386	358
Currency Option USD vs TRY	Call	JPM	11/11/25	99.00		—		689	959
Currency Option USD vs TWD	Call	MSI	10/16/25	33.00		—		693	6
Currency Option USD vs TWD	Call	JPM	10/22/25	33.00		—		692	14
Currency Option USD vs ZAR	Call	MSI	10/16/25	20.00		—		694	6
Currency Option EUR vs USD	Put	CITI	10/10/25	1.10		—	EUR	588	1
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90		—		5,469	2,337
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		3,177	2
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		874	1
Currency Option USD vs JPY	Put	CITI	10/09/25	130.00		—		1,034	—
Currency Option USD vs JPY	Put	DB	10/15/25	130.00		—		1,038	1
Currency Option USD vs KRW	Put	MSI	10/13/25	1,375.00		—		276	129
Currency Option USD vs TWD	Put	MSI	10/09/25	26.00		—		622	—
Currency Option USD vs TWD	Put	MSI	10/09/25	27.00		—		689	1
Currency Option USD vs TWD	Put	MSI	11/12/25	22.00		—		1,319	3
Currency Option USD vs TWD	Put	MSI	11/19/25	23.00		—		675	3
Currency Option USD vs TWD	Put	MSI	11/21/25	20.00		—		339	—
Currency Option USD vs ZAR	Put	MSI	10/20/25	16.00		—		514	6
Total OTC Traded (cost $21,813)									$6,075

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	40,060		$4,532
A50

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	43,150		$44,811
Total OTC Swaptions (cost $134,369)									$49,343
Total Options Purchased (cost $156,420)									$55,524
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		8		20	$(50)
(premiums received $39)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	10/10/25	393.00		—	EUR	583	$(1,082)
Currency Option EUR vs PLN	Call	CITI	10/13/25	4.27		—	EUR	590	(1,968)
Currency Option EUR vs PLN	Call	MSI	10/16/25	4.25		—	EUR	587	(4,305)
Currency Option EUR vs TRY	Call	JPM	10/16/25	52.00		—	EUR	587	(2,458)
Currency Option EUR vs TRY	Call	JPM	10/23/25	51.50		—	EUR	1,169	(9,543)
Currency Option EUR vs TRY	Call	JPM	10/30/25	52.00		—	EUR	2,059	(21,491)
Currency Option USD vs BRL	Call	MSI	10/09/25	5.55		—		689	(387)
Currency Option USD vs BRL	Call	HSBC	11/06/25	5.70		—		682	(1,777)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22		—		5,469	(3,518)
Currency Option USD vs JPY	Call	MSI	10/07/25	148.50		—		684	(2,201)
Currency Option USD vs JPY	Call	MSI	10/14/25	145.00		—		675	(13,151)
Currency Option USD vs KRW	Call	MSI	10/13/25	1,400.00		—		276	(1,857)
Currency Option USD vs KRW	Call	JPM	10/23/25	1,385.00		—		1,798	(27,544)
Currency Option USD vs TRY	Call	CITI	10/02/25	43.75		—		1,363	(10)
Currency Option USD vs TRY	Call	JPM	10/15/25	42.50		—		691	(3,153)
Currency Option USD vs TRY	Call	CITI	10/16/25	43.00		—		1,386	(5,486)
Currency Option USD vs TRY	Call	JPM	11/11/25	44.00		—		689	(7,712)
Currency Option USD vs TWD	Call	MSI	10/16/25	30.10		—		693	(9,091)
Currency Option USD vs TWD	Call	JPM	10/22/25	30.25		—		692	(6,913)
Currency Option USD vs ZAR	Call	MSI	10/16/25	17.60		—		694	(1,523)
Currency Option EUR vs USD	Put	CITI	10/10/25	1.18		—	EUR	588	(2,964)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		2,021	(1,744)
Currency Option USD vs JPY	Put	CITI	10/09/25	148.00		—		1,034	(7,388)
Currency Option USD vs JPY	Put	DB	10/15/25	146.50		—		1,038	(4,276)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.75		—		689	(195)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.80		—		622	(206)
Currency Option USD vs TWD	Put	MSI	11/12/25	29.25		—		1,319	(2,106)
Currency Option USD vs TWD	Put	MSI	11/19/25	29.50		—		675	(1,894)
Currency Option USD vs TWD	Put	MSI	11/21/25	29.50		—		339	(1,007)
Currency Option USD vs ZAR	Put	MSI	10/20/25	17.40		—		514	(6,203)
Total OTC Traded (premiums received $250,218)									$(153,153)

A51

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	10/15/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	40,060		$(20,663)
CDX.NA.IG.44.V1, 06/20/30	Call	RBC	12/17/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	43,150		(43,917)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	40,060		(837)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	46,120		(13,206)
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	11/19/25	0.73%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	6,100		(1,213)
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	43,150		(18,186)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	9,730		(3,709)
Total OTC Swaptions (premiums received $144,138)									$(101,731)
Total Options Written (premiums received $394,395)									$(254,934)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
394	2 Year U.S. Treasury Notes	Dec. 2025	$82,108,984	$37,568
667	5 Year U.S. Treasury Notes	Dec. 2025	72,833,272	24,585
1,254	10 Year U.S. Treasury Notes	Dec. 2025	141,075,000	613,780
415	10 Year U.S. Ultra Treasury Notes	Dec. 2025	47,757,424	468,196
584	20 Year U.S. Treasury Bonds	Dec. 2025	68,090,749	1,240,740
75	30 Year UMBS TBA – 5.5% Coupon	Nov. 2025	7,556,836	(4,479)
433	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	51,987,063	771,893
				3,152,283
Short Positions:
315	2 Year U.S. Treasury Notes	Dec. 2025	65,645,508	37,997
41	5 Year Euro-Bobl	Dec. 2025	5,670,908	9,800
133	5 Year U.S. Treasury Notes	Dec. 2025	14,522,976	6,461
13	10 Year Euro-Bund	Dec. 2025	1,962,319	(177)
160	10 Year U.S. Treasury Notes	Dec. 2025	18,000,000	71,352
137	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	16,448,563	(437,414)
5	Euro Schatz Index	Dec. 2025	627,999	1,052
				(310,929)
				$2,841,354
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/25	GSI	BRL	17,768	$3,239,664	$3,336,787	$97,123	$—
Expiring 10/02/25	GSI	BRL	2,984	542,000	560,478	18,478	—
Expiring 10/02/25	GSI	BRL	1,932	362,000	362,913	913	—
Expiring 11/04/25	GSI	BRL	22,685	4,235,570	4,225,364	—	(10,206)
A52

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 12/17/25	CITI	CLP	574,659	$592,707	$597,680	$4,973	$—
Chinese Renminbi,
Expiring 12/17/25	MSI	CNH	3,758	530,000	530,024	24	—
Euro,
Expiring 10/22/25	CITI	EUR	677	781,142	795,676	14,534	—
Expiring 10/22/25	GSI	EUR	1,243	1,454,166	1,461,914	7,748	—
Expiring 10/22/25	MSI	EUR	1,677	1,952,343	1,972,070	19,727	—
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	143,385	435,000	431,048	—	(3,952)
Expiring 10/22/25	BARC	HUF	114,840	339,000	345,234	6,234	—
Expiring 10/22/25	BARC	HUF	111,467	323,198	335,095	11,897	—
Expiring 10/22/25	CITI	HUF	147,150	442,000	442,366	366	—
Expiring 10/22/25	CITI	HUF	142,664	432,000	428,881	—	(3,119)
Expiring 10/22/25	CITI	HUF	141,795	430,000	426,268	—	(3,732)
Expiring 10/22/25	DB	HUF	118,594	355,000	356,521	1,521	—
Expiring 10/22/25	GSI	HUF	166,058	500,000	499,206	—	(794)
Expiring 10/22/25	GSI	HUF	147,448	446,000	443,261	—	(2,739)
Indian Rupee,
Expiring 12/17/25	BOA	INR	94,445	1,059,501	1,058,039	—	(1,462)
Expiring 12/17/25	BOA	INR	37,847	429,000	423,986	—	(5,014)
Expiring 12/17/25	CITI	INR	79,156	888,500	886,766	—	(1,734)
Expiring 12/17/25	CITI	INR	34,214	383,850	383,294	—	(556)
Expiring 12/17/25	HSBC	INR	77,639	870,000	869,764	—	(236)
Expiring 12/17/25	HSBC	INR	37,965	428,000	425,309	—	(2,691)
Expiring 12/17/25	MSI	INR	851,686	9,613,256	9,541,188	—	(72,068)
Indonesian Rupiah,
Expiring 12/17/25	HSBC	IDR	15,659,910	954,000	936,518	—	(17,482)
Expiring 12/17/25	HSBC	IDR	14,130,230	846,000	845,038	—	(962)
Expiring 12/17/25	HSBC	IDR	13,303,035	810,000	795,569	—	(14,431)
Expiring 12/17/25	HSBC	IDR	11,453,948	695,000	684,987	—	(10,013)
Expiring 12/17/25	HSBC	IDR	8,713,863	530,000	521,120	—	(8,880)
Expiring 12/17/25	HSBC	IDR	8,224,859	491,500	491,876	376	—
Japanese Yen,
Expiring 10/22/25	MSI	JPY	215,510	1,462,388	1,460,851	—	(1,537)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	29,739	993,446	982,000	—	(11,446)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	5,416	1,537,541	1,556,683	19,142	—
Expiring 12/17/25	CITI	PEN	2,708	769,951	778,342	8,391	—
Expiring 12/17/25	CITI	PEN	2,243	638,000	644,769	6,769	—
Expiring 12/17/25	CITI	PEN	2,237	635,000	643,055	8,055	—
Expiring 12/17/25	SSB	PEN	2,708	768,356	778,342	9,986	—
Philippine Peso,
Expiring 12/17/25	CITI	PHP	42,121	736,000	720,453	—	(15,547)
Expiring 12/17/25	MSI	PHP	280,057	4,871,273	4,790,159	—	(81,114)
South African Rand,
Expiring 12/17/25	BARC	ZAR	15,697	892,705	903,884	11,179	—
Thai Baht,
Expiring 12/17/25	JPM	THB	17,308	539,001	537,569	—	(1,432)
				$49,234,058	$49,210,347	247,436	(271,147)

A53

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/25	GSI	BRL	22,685	$4,268,486	$4,260,178	$8,308	$—
British Pound,
Expiring 10/22/25	MSI	GBP	168	223,264	226,082	—	(2,818)
Expiring 10/22/25	TD	GBP	3,088	4,139,619	4,153,213	—	(13,594)
Chilean Peso,
Expiring 12/17/25	BOA	CLP	397,207	413,000	413,119	—	(119)
Expiring 12/17/25	HSBC	CLP	864,619	911,000	899,256	11,744	—
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	5,180	732,000	730,622	1,378	—
Expiring 12/17/25	TD	CNH	57,204	8,070,078	8,068,968	1,110	—
Colombian Peso,
Expiring 12/17/25	GSI	COP	1,426,853	356,713	360,140	—	(3,427)
Expiring 12/17/25	GSI	COP	1,258,855	313,827	317,737	—	(3,910)
Expiring 12/17/25	MSI	COP	1,426,853	359,192	360,140	—	(948)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	27,186	1,287,565	1,311,856	—	(24,291)
Euro,
Expiring 10/22/25	BARC	EUR	9,777	11,430,997	11,494,438	—	(63,441)
Expiring 10/22/25	DB	EUR	7,284	8,576,812	8,564,020	12,792	—
Expiring 10/22/25	HSBC	EUR	7,729	9,090,779	9,086,784	3,995	—
Expiring 10/22/25	JPM	EUR	9,584	11,283,065	11,267,201	15,864	—
Expiring 10/22/25	JPM	EUR	2,333	2,770,996	2,743,202	27,794	—
Expiring 10/22/25	SSB	EUR	9,777	11,481,934	11,494,437	—	(12,503)
Expiring 10/22/25	SSB	EUR	763	884,000	897,233	—	(13,233)
Hungarian Forint,
Expiring 10/22/25	CITI	HUF	147,351	441,000	442,972	—	(1,972)
Expiring 10/22/25	MSI	HUF	281,752	845,000	847,010	—	(2,010)
Indian Rupee,
Expiring 12/17/25	BOA	INR	60,430	682,000	676,983	5,017	—
Expiring 12/17/25	CITI	INR	64,406	728,000	721,523	6,477	—
Indonesian Rupiah,
Expiring 12/17/25	CITI	IDR	10,249,605	621,000	612,963	8,037	—
Expiring 12/17/25	JPM	IDR	9,354,941	565,975	559,459	6,516	—
Mexican Peso,
Expiring 12/17/25	DB	MXN	6,039	320,684	327,041	—	(6,357)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	2,937	839,000	844,256	—	(5,256)
Expiring 12/17/25	CITI	PEN	2,044	585,000	587,541	—	(2,541)
Expiring 12/17/25	CITI	PEN	2,037	583,000	585,583	—	(2,583)
Expiring 12/17/25	CITI	PEN	2,033	581,000	584,259	—	(3,259)
Expiring 12/17/25	CITI	PEN	1,991	568,000	572,394	—	(4,394)
Expiring 12/17/25	CITI	PEN	1,710	488,000	491,602	—	(3,602)
Expiring 12/17/25	CITI	PEN	1,554	445,000	446,587	—	(1,587)
Expiring 12/17/25	SSB	PEN	2,064	587,000	593,340	—	(6,340)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	38,027	652,000	650,416	1,584	—
Expiring 12/17/25	CITI	PHP	37,100	635,500	634,565	935	—
Expiring 12/17/25	MSI	PHP	17,937	307,673	306,805	868	—
Polish Zloty,
Expiring 10/22/25	BARC	PLN	1,664	456,000	457,761	—	(1,761)
Singapore Dollar,
Expiring 12/17/25	BOA	SGD	520	407,000	405,355	1,645	—
Expiring 12/17/25	CITI	SGD	576	451,000	448,891	2,109	—
Expiring 12/17/25	JPM	SGD	1,032	811,000	804,433	6,567	—
Expiring 12/17/25	MSI	SGD	12,400	9,707,623	9,668,760	38,863	—
A54

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 12/17/25	JPM	KRW	647,759	$468,603	$462,988	$5,615	$—
Thai Baht,
Expiring 12/17/25	CITI	THB	14,188	448,000	440,652	7,348	—
Expiring 12/17/25	CITI	THB	13,629	432,000	423,298	8,702	—
Expiring 12/17/25	HSBC	THB	70,863	2,206,215	2,200,866	5,349	—
Expiring 12/17/25	MSI	THB	70,863	2,249,176	2,200,866	48,310	—
Expiring 12/17/25	MSI	THB	11,627	369,000	361,120	7,880	—
				$105,073,776	$105,008,915	244,807	(179,946)
						$492,243	$(451,093)
Cross currency exchange contracts outstanding at September 30, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/25	Buy	EUR	583	HUF	230,454	$—	$(7,383)	CITI
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos^	03/23/26	4.100%(Q)		1,030	*	$12,623	$—	$12,623	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		1,403	*	33,382	—	33,382	GSI
Republic of France	06/20/35	0.250%(Q)		385	0.701%	(13,907)	(13,216)	(691)	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		855	0.872%	993	(3,033)	4,026	GSI
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	2,970	0.150%	995	1,071	(76)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	905	0.170%	682	1,000	(318)	BARC
						$34,768	$(14,178)	$48,946

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	22,490	$(513,313)	$(516,888)	$(3,575)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap
A55

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.967%	$36,002	$190,231	$154,229
	24,725	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(158,611)	(158,611)
	1,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	304	(16,878)	(17,182)
	8,385	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.240%	1,684	140,952	139,268
	2,550	07/31/28	4.125%(A)	1 Day SOFR(2)(A)/ 4.240%	—	3,636	3,636
	2,550	07/31/28	4.125%(A)	1 Day SOFR(2)(A)/ 4.240%	—	(28,729)	(28,729)
	5,215	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.240%	(5,545)	(159,445)	(153,900)
	12,700	05/31/29	3.704%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(128,872)	(128,872)
	7,695	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.240%	—	14,984	14,984
	18,090	03/20/45	4.160%(A)	1 Day SOFR(1)(A)/ 4.240%	(35,258)	(472,188)	(436,930)
	2,105	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.240%	(14,744)	(65,233)	(50,489)
	7,469	03/15/53	2.970%(A)	1 Day SOFR(1)(A)/ 4.240%	4,141	1,296,956	1,292,815
	6,785	09/20/53	3.590%(A)	1 Day SOFR(1)(A)/ 4.240%	27,182	417,097	389,915
	1,920	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	876,417	880,427	4,010
	8,815	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	128,917	248,751	119,834
	1,865	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.240%	14,471	82,381	67,910
	5,865	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.240%	—	144,012	144,012
					$1,033,571	$2,389,471	$1,355,900

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.700%	JPM	03/17/26	6,450	$110,513	$—	$110,513
A56

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Total return swap agreements outstanding at September 30, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 4.340%	JPM	02/13/26	27,880	$530,765	$—	$530,765
					$641,278	$—	$641,278
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A57